UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-4417

Shelton Funds
(Exact name of registrant as specified in charter)

1875 Lawrence Street, Suite 300, Denver, CO 80202
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 955-9988

Date of fiscal year end: August 31

Date of reporting period: August 31, 2021

ITEM 1. REPORTS TO STOCKHOLDERS

(a)

ANNUAL REPORT

August 31, 2021

Green California Tax-Free Income Fund

U.S. Government Securities Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Shelton Equity Income Fund

Nasdaq-100 Index Fund

Shelton Green Alpha Fund

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund, which is designated a Money Market Fund, will be able to maintain a stable net asset value of $1.00 per share.

Table of Contents	August 31, 2021

Historical Performance and Manager’s Discussion	1
About Your Fund’s Expenses	6
Top Holdings and Sector Breakdowns	8
Portfolio of Investments	10
Statements of Assets & Liabilities	27
Statements of Operations	29
Statements of Changes in Net Assets	31
Financial Highlights	34
Notes to Financial Statements	42
Fund Holdings	48
About this Report	48
Proxy Voting Policies, Procedures and Voting Records	48
Report of Independent Registered Public Accounting Firm	49
Board of Trustees and Executive Officers	50

Historical Performance and Manager’s Discussion (Unaudited)	August 31, 2021

Bond Funds (Written by Portfolio Manager Bill Mock)

It’s been a very busy year as we’ve dealt with multiple waves of Covid, introduction of vaccines, a staggard economic recovery, the highest inflation in over a decade, and Federal elections that put Democrats in control of the Presidency, House of Representatives and Senate. The economy continues to recover with annualized quarterly GDP hitting 6.1% in June 2021, but it’s not consistent across industries and geography. Response to continued Covid outbreaks and vaccine implementation has been grossly inconsistent globally as well as at the state and local level. Supply chains are still hampered, contributing to inflation levels not seen since 2008, with CPI YOY as high as 5.4% in July 2021. The US Treasury and Federal Reserve maintain that the inflation is transitory, and although there is some disagreement, US Treasury yields have remained low even with current real yield (as measured by 10 yr US Treasury yield – CPI YOY) at -3.94% as of August 31, 2021. Fed policy has remained dovish and they’ve indicated a willingness to allow inflation to overshoot the long term 2% target rate as the economic recovery continues. It is anticipated they will begin tapering quantitative easing (large scale asset purchases) in the Fall of 2021. Expectations of massive government spending with the Democrats in control has been at least delayed as disagreement between the moderate Democrats in the Senate and progressives in the House has been a roadblock final passage of a $3.5 trillion dollar spending bill and a $1.2 trillion dollar infrastructure bill.

Market response to the events of the last fiscal year has been both guarded and optimistic. The optimism is best demonstrated by the 31% return of the SPX index during the fiscal year, now up over 103% since the Covid selloff low on March 23, 2020. US Treasury and municipal bonds have continued to exhibit characteristics of safe-haven investments, with yields rising over the period, but not nearly as dramatically as might be expected given the reported inflation.

With little concern about the Fed tightening short term rates, the 3 month T-bill rates traded in a narrow range over the course of the fiscal year, with the high yield being 11 basis points (bp) in September 2020 and the low yield being -0.25 bp in March 2021 and then again several days in May 2021, ending the fiscal year at 3.55 bp.

Intermediate and long dated US Treasuries all trended to higher yields from the start of the period through the end of March 2021 on the basis of economic recovery supported by the monetary and fiscal stimulus and the prospect of a Covid vaccine being rolled out in late Fall or early Winter. During this period the 5 year note yield rose from a low of 0.25% in early September to a high of 0.94% at the end of March. The 10 year bond rose from a low of 0.64% in early September to a high of 1.74% at the end of March. The 30 year bond followed the same pattern with the low yield being 1.36% in early September and the high yield being 2.45% in mid-March.

The notes and bonds also followed similar patterns the rest of the fiscal year with yields trending lower on an inconsistent economic recovery, continued Covid variants and spikes, and the US Treasury and Federal Reserve continuing to state their belief that the current inflation was transitory. During the April through August 2021 period the 5 year note yield fell to as low as 65 bp in early August, ending the fiscal year at 78 bp. The 10 year bond yield fell to a low of 1.17% in early August, ending the period at 1.31%. The 30 year bond fell to a low yield for the period of 1.82% in mid-July, end the fiscal year at 1.93%.

The U.S. Government Securities Fund ended the fiscal year on August 31, 2021 with a total return to the Direct Shares for the period of -2.14%. The benchmark Bloomberg US Treasury Total Return Index and Bloomberg GNMA Total Return Index returned -2.11% and -0.44% respectively for the period. Though yields didn’t rise dramatically, returns were hurt by the combination of very low yields and rising rates. All securities in the Fund are backed by the full faith and credit of the United States.

California municipal market bond yields do not necessarily move in lock step with US Treasury yields, but are subject to the level and shape of the benchmark U.S. Treasury curve, as well as the specific economic circumstances of both the State of California and each specific issuer. The relative value of municipal bonds to US Treasuries, as measured by the Bloomberg AAA Muni Yield % of Treasury, which started the fiscal year at relatively expensive historical levels, became even more expensive over the course of the fiscal year. Even as US Treasury yields rose over the first half of the fiscal year, municipal bond yields fell as many muni issuers benefitted from the largest of Covid fiscal stimulus. Bloomberg data shows the 5 year AAA Muni Yield % of Treasury going from 122% in early September 2020 to a multi-decade low of 37% in mid-February, at which point yields jumped higher over the last couple of weeks of February sending the 5 year AAA Muni Yield % of Treasury back up to 88%. In yield terms, the Bloomberg 5 year AAA muni yields began the fiscal period at 0.31%, fell to 0.19% by mid-February and jumped to 0.57% by the end of February. Yields for the remainder of the fiscal year oscillated in a range between 0.36% and 0.57%, ending the fiscal year at 0.42%. The Bloomberg 10 year AAA muni yields followed a very similar pattern, starting the period at 0.81%, falling to 0.68% by mid-February and jumping to 1.12% by the end of the month. Over the remainder of the fiscal year yields ranged from 0.83% to 1.14%, ending the fiscal year at 0.94%. The State of California’s General Obligation credit ratings were unchanged during the year as Standard & Poor’s maintained their rating on CA GO bonds at AA-, Moody’s maintained their rating at Aa2, and Fitch maintained their AA rating.

The Green California Tax-Free Income Fund’s total return for the fiscal year ended August 31, 2021 was 0.96%, trailing the benchmark Bloomberg Municipal Bond Index return of 3.40% for the period. The portfolio average credit rating was maintained at AA.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2021

Green California Tax Free Income Fund - Direct Shares

Average Annual Total Returns*
for the periods ended 8/31/21

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Green California Tax-Free Income Fund	0.96%	1.79%	2.87%	5.38%
Barclays Municipal Bond Index	3.40%	3.30%	4.05%	6.10%

U.S. Government Securities Fund - Direct Shares

Average Annual Total Returns*
for the periods ended 8/31/21

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
U.S. Government Securities Fund	-2.14%	1.35%	1.32%	5.08%
Barclays GNMA Index	-0.44%	2.00%	2.20%	6.14%
Barclays Treasury Index	-2.11%	2.43%	2.49%	6.00%

U.S. Government Securities Fund - K Shares

Average Annual Total Returns*
for the periods ended 8/31/21

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
U.S. Government Securities Fund	-2.61%	0.82%	0.81%	1.96%
Barclays GNMA Index	-0.44%	2.00%	2.20%	3.87%
Barclays Treasury Index	-2.11%	2.43%	2.49%	3.78%

S&P 500 Index Fund - Direct Shares

Average Annual Total Returns*
for the periods ended 8/31/21

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P 500 Index Fund	30.46%	17.60%	15.98%	10.50%
S&P 500 Composite Stock Price Index	31.17%	18.02%	16.34%	10.71%

S&P 500 Index Fund - K Shares

Average Annual Total Returns*
for the periods ended 8/31/21

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P 500 Index Fund	29.82%	17.01%	15.40%	9.93%
S&P 500 Composite Stock Price Index	31.17%	18.02%	16.34%	10.72%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2021

Stock Funds (Written by Portfolio Manager Steve Rogers)

By definition, the goal for managing the index funds is to match the performance of the funds to their index benchmarks. Each of our index funds tracked their respective benchmarks tightly during this last fiscal year. We measure the index fund performance by using a correlation coefficient. This is a statistical measure that compares the daily performance of a fund against its benchmark index. A measure of 1.000 indicates that the performance is perfectly correlated and a measure of -1.000 implies they are perfectly negatively correlated. According to Bloomberg, LLC, The S&P 500 Index Fund, Nasdaq-100 Index Fund, S&P SmallCap Index Fund and S&P MidCap Index Fund each had a correlation of 1.000 as of the fiscal year ended August 31, 2021.

During the fiscal year, the Direct shares of the S&P SmallCap Index Fund out-performed the Direct Shares of the S&P MidCap Index Fund and S&P 500 Index Fund by posting gains of 52.93%, compared to 44.10% and 30.46%, respectively. It’s important to note, however, that during the year the relative performance varied substantially. After the new tax bill went into effect in the beginning of the year, the S&P SmallCap Fund substantially outperformed the S&P 500 and MidCap Index funds. Though the returns of these three funds remained relatively flat for the balance of the fiscal year, the S&P SmallCap Index Fund had a strong rally compared to the other two funds during the last four months.

The Nasdaq-100 Index Fund (Direct Shares) finished up 29.31%, versus a benchmark performance of 29.60%. It is important to note that while this index is a popular and widely tracked investment benchmark, it is constructed in a different way than the S&P indices that we track. As of August 31, 2021, Apple alone made up 11.27% of the index and the top ten holdings accounted for over 50% of the index. The index provides investors a strong technology exposure as well as the related volatility.

The Shelton Equity Income Fund (formerly known as the Shelton Core Value Fund) focuses on income as well as the potential for capital appreciation. The Direct Shares (EQTIX) returned 30.38% for the year, which out-performed its primary benchmark, the CBOE S&P 500 Buy Write Monthly Index by 7.18%. We wrote options with the goal of adding between 3% to 6% to the Fund’s yield throughout the year. In fact, as of the most recent dividend paid on September 30, 2021, investors in EQTIX received a trailing 12-month dividend yield of 9.69%. As the volatility generally declined over the course of the year, we wrote options with strike prices closer to the current market values in the second half of the year. With the general flattening of market returns during this period, we were able to capture much of the market upside and handily out-perform our benchmark from the end of January 2021 through the fiscal year end.

United States equity markets produced substantial returns during the year, rewarding investors who remained in the markets throughout the recovery that has been in place since the initial selloff at the beginning of the pandemic. Although terrible in many respects, news of the virus turned out to be overwhelmingly positive in relation to the initial concerns and the “worst case scenarios” widely reported in the press failed to develop. While the mortality rate has been exceptionally high relative to the traditional flu seasons, mortality risk remains more focused on people with underlying health conditions and those traditionally not part of the labor pool. Rapid development and distribution of highly effective vaccines for the initial virus have been very successful in reducing cases. These vaccines have also proven to be very effective at reducing the severity of symptoms for the newer, more contagious variant referred to as the delta variant. Vaccination rates are close to 70% in many population centers and some studies indicate that natural immunity is substantial and possibly more effective in helping people recover from the delta variant. At the time of this writing, we predict fatality rates will continue to fall because of the reality of the statistics of a virus that preys upon a specific, generally elderly, segment of the population. As the most vulnerable are adversely affected by this phenomenon, the remaining population will be statistically much more resistant to the virus and its derivatives. As morbid as this fact is, it should prove to be a tailwind of good news for the economy as we go forward. On the other hand, should a future variant emerge such that morbidity is similar across all ages and demographics, this analysis will no longer hold. The Spanish Flu pandemic in the early 20th century largely fits this profile and demonstrates that this remains a potential market risk.

Unemployment fell during the year from 8.4% to 5.2% over the fiscal year as populations have returned to restaurants and the workplace. Productivity growth in the US labor market as reported by the Bureau of Labor Statistics turned positive in March of 2021. Finally, the political environment appears sufficiently split (albeit divisively so) such that there is no clear mandate to either party that would cause substantial policy upheaval. Inflation risk remains a serious threat to the US consumer and recent measurements have remained high relative to the Fed’s expectations as communicated. Our belief is that inflation is generally contagious and economic shifts caused by our collective response to the pandemic are overwhelmingly inflationary. Core inflation indicators are the level of labor, commodity and energy prices. These three elements substantially impact prices throughout the economy and recent data does not imply a return to price stability. Given the Fed’s current zero-rate policy relative to measured inflation rates of 3.6% using the Personal Consumption Expenditures (PCE) core price index, we risk a 1994-like snap in long-term rates. In fact, holders of “risk free” T-bills have actually lost 3.5% in purchasing power over the last 12 months. That can be sustained, but not forever. The Fed’s dual mandate for price stability and unemployment could become a major political hurdle as minority unemployment remains elevated. Policies that help disadvantaged labor pools may have the effect of harming the overall economy in certain circumstances. While zero rates are believed to be helpful to the unemployed, they potentially drive inflation higher and these mandates could prove to be in direct conflict.

While we cannot predict what the future holds, we can easily make the case that investors who have continued to invest through troubled markets in the past have been rewarded for their tenacity. We encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance that is appropriate for your particular investment objectives.

Green Alpha Fund (Written by Portfolio Managers Jeremy Deems and Garvin Jabusch)

The Shelton Green Alpha Fund (the “Fund”) invests primarily in stocks of companies that are believed by the Sub-Advisor, Green Alpha Advisors, LLC, to be leaders in managing, and providing solutions to, economic and environmental risks and opportunities, have above average growth potential, and are reasonably valued relative to their long-term growth potential. For the year ending August 31, 2021, the Fund’s return was 67.36%, outperforming the 30.67% return of the MSCI ACWI IMI (Investable Market Index), the Fund’s primary benchmark, and outperforming the 31.15% return of the S&P 500 Index, the Fund’s secondary benchmark. The 36.69% performance lead over the Fund’s benchmark for the fiscal year was the result of the Fund’s exposure to the biotechnology and related healthcare services industry groups, the renewable energy industry group (wind and solar), and the technology sector. The Fund’s investments in the technology sector were primarily in the semiconductors and technology hardware industry groups. Gains within these sectors and industries were partially offset by losses the consumer staples sector, which was the only detracting sector for during the fiscal year. Within the consumer staples sector, natural and organic foods retailers were the primary detractors. While still adding a positive contribution to return during the fiscal year, the two sectors contributing the least to performance were materials and financials. In line with the Fund’s environmental and solutions focus, we believe the Fund’s investments throughout the fiscal year reflected the Sub-Advisor’s view of a diversified portfolio of companies who are leaders in a number of industries including wind energy, solar PV, energy storage, advanced biotech and health technology, artificial intelligence and machine learning, waste-to-value building materials, efficient indusial machinery and automation, electric transportation, mobile communications, Internet of Things, data infrastructure, energy efficiency and lighting, and natural foods, among others.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2021

S&P MidCap Index Fund - Direct Shares

Average Annual Total Returns*
for the periods ended 8/31/21

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P MidCap Index Fund	44.10%	13.56%	13.57%	11.97%
S&P MidCap 400 Index	44.77%	13.74%	13.90%	12.29%

S&P MidCap Index Fund - K Shares

Average Annual Total Returns*
for the periods ended 8/31/21

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P MidCap Index Fund	43.33%	12.71%	12.87%	10.06%
S&P MidCap 400 Index	44.77%	13.74%	13.90%	11.12%

S&P SmallCap Index Fund - Direct Shares

Average Annual Total Returns*
for the periods ended 8/31/21

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P SmallCap Index Fund	52.93%	13.54%	14.32%	10.20%
S&P SmallCap 600 Index	53.97%	14.28%	14.72%	10.84%

S&P SmallCap Index Fund - K Shares

Average Annual Total Returns*
for the periods ended 8/31/21

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P SmallCap Index Fund	52.18%	12.96%	13.75%	10.19%
S&P SmallCap 600 Index	53.97%	14.28%	14.72%	11.30%

Shelton Equity Income Fund - Direct Shares

Average Annual Total Returns*
for the periods ended 8/31/21

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Equity Income Fund	30.38%	11.42%	12.16%	8.65%
S&P / Citigroup Value Index	23.20%	7.34%	8.22%	7.10%
S&P 500 Composite Stock Price Index	33.24%	12.36%	13.26%	8.61%

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2021

Shelton Equity Income Fund - K Shares

Average Annual Total Returns*
for the periods ended 8/31/21

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Equity Income Fund	29.73%	10.85%	11.59%	8.63%
S&P / Citigroup Value Index	23.20%	7.34%	8.22%	5.89%
S&P 500 Composite Stock Price Index	33.24%	12.36%	13.26%	8.85%

Nasdaq-100 Index Fund - Direct Shares

Average Annual Total Returns*
for the periods ended 8/31/21

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Nasdaq-100 Index Fund	29.31%	26.92%	22.19%	7.04%
Nasdaq-100 Index	29.60%	27.98%	22.79%	7.60%

Nasdaq-100 Index Fund - K Shares

Average Annual Total Returns*
for the periods ended 8/31/21

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Nasdaq-100 Index Fund	28.66%	26.29%	21.57%	14.25%
Nasdaq-100 Index	29.60%	27.98%	22.79%	15.32%

Shelton Green Alpha Fund - Direct Shares

Average Annual Total Returns*
for the periods ended 8/31/21

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Green Alpha Fund**	67.36%	29.00%	N/A	21.46%
MSCI ACWI IMI	30.11%	14.15%	11.27%	10.99%
S&P 500 Composite Stock Price Index	31.17%	18.02%	16.34%	15.72%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	Shelton Green Alpha Fund commencement of operations was March 12, 2013.

About Your Fund’s Expenses (Unaudited) August 31, 2021

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2021 to August 31, 2021.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period.

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period	Net Annual Expense Ratio
Green California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,014	$ 3.74	0.74%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,046	$ 3.80	0.74%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,003	$ 3.77	0.75%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,046	$ 3.85	0.75%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,000	$ 6.27	1.25%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,044	$ 6.41	1.25%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,000	$ 0.35	0.07%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,050	$ 0.36	0.07%
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,192	$ 2.36	0.43%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,048	$ 2.21	0.43%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,189	$ 5.10	0.93%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,045	$ 4.77	0.93%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,106	$ 3.27	0.62%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,047	$ 3.18	0.62%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,103	$ 5.90	1.12%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,044	$ 5.74	1.12%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,073	$ 4.21	0.81%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,046	$ 4.15	0.81%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,071	$ 6.80	1.31%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,043	$ 6.71	1.31%
Shelton Equity Income Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,162	$ 4.01	0.74%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,046	$ 3.80	0.74%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,158	$ 6.71	1.24%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,044	$ 6.35	1.24%

About Your Fund’s Expenses (Unaudited) August 31, 2021 (Continued)

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period	Net Annual Expense Ratio
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,208	$ 2.77	0.50%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,047	$ 2.57	0.50%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,205	$ 5.53	1.00%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,045	$ 5.13	1.00%
Shelton Green Alpha Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,108	$ 6.13	1.16%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,044	$ 5.94	1.16%

Top Holdings and Sector Breakdowns (Unaudited)	August 31, 2021

Green California Tax-Free Income Fund

Security		Description	Market Value	Percentage of Total Investments
1	East Side Union High School District	General Obligation Refunding Bonds (2012 Crossover); 2006	$ 3,279,173	5.8%
2	William S Hart Union High School District	General Obligation Bonds; 2001 2005 Election, Series B	3,238,361	5.8%
3	San Francisco Bay Area Rapid Transit District	San Francisco BART District GO Bonds (Election of 2004) 2017 Refunding Series E (Green Bonds)	2,851,201	5.1%
4	Los Rios Community College District	General Obligation Bonds; 2008 Election, Series B	2,723,562	4.9%
5	Mount San Antonio Community College District	General Obligation Refunding Bonds 2013A	2,563,698	4.6%
6	East Bay Municipal Utility District Water System Revenue	Water System Revenue Bonds; 2015 Series B	2,412,492	4.3%
7	San Mateo Foster City Public Financing Authority	City of San Mateo Wastewater Revenue Bonds 2019	2,387,345	4.3%
8	Santa Maria Joint Union High School District	General Obligation Bonds; Election of 2004, Series 2005	2,263,208	4.0%
9	California Health Facilities Financing Authority	Kaiser Permanente Revenue Bonds, Series 2017A-1	2,155,629	3.8%
10	Los Angeles Department of Water & Power Water System Revenue	Water System Revenue Bonds, 2012 Series A	2,063,736	3.7%

U.S. Government Securities Fund

Security		Maturity	Market Value	Percentage of Total Investments
1	United States Treasury Note/Bond	8/15/2027	$ 4,094,203	20.5%
2	United States Treasury Note/Bond	2/15/2022	2,925,441	14.7%
3	United States Treasury Note/Bond	8/15/2023	2,716,797	13.6%
4	United States Treasury Note/Bond	5/15/2025	2,326,328	11.7%
5	United States Treasury Note/Bond	11/15/2028	1,370,203	6.9%
6	United States Treasury Note/Bond	2/29/2024	1,359,313	6.8%
7	United States Treasury Note/Bond	2/15/2026	987,188	4.9%
8	United States Treasury Note/Bond	7/31/2026	893,953	4.5%
9	United States Treasury Note/Bond	5/15/2037	742,246	3.7%
10	United States Treasury Note/Bond	5/15/2029	545,703	2.7%

The United States Treasury Trust

Security		Maturity	Market Value	Percentage of Total Investments
1	United States Treasury Bill	10/26/2021	$ 4,999,672	13.6%
2	United States Treasury Bill	10/7/2021	4,699,848	12.8%
3	United States Treasury Bill	10/14/2021	3,499,806	9.5%
4	United States Treasury Bill	10/21/2021	3,399,772	9.3%
5	United States Treasury Bill	11/2/2021	2,999,759	8.2%
6	United States Treasury Bill	9/23/2021	2,499,935	6.8%
7	United States Treasury Bill	9/9/2021	2,399,977	6.5%
8	United States Treasury Bill	9/21/2021	2,299,948	6.3%
9	United States Treasury Bill	11/12/2021	2,199,775	6.0%
10	United States Treasury Bill	9/2/2021	1,999,998	5.4%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2021

S&P 500 Index Fund

Security		Market Value	Percentage of Total Investments
1	Apple Inc	$ 15,320,862	6.2%
2	Microsoft Corp	14,625,784	5.9%
3	Amazon.com Inc	9,568,968	3.9%
4	Facebook Inc	5,847,384	2.4%
5	Alphabet Inc - Class A	5,596,899	2.3%
6	Alphabet Inc - Class C	5,326,818	2.2%
7	Tesla Inc	3,646,964	1.5%
8	NVIDIA Corp	3,552,052	1.4%
9	Berkshire Hathaway Inc	3,484,108	1.4%
10	JPMorgan Chase & Co	3,114,706	1.3%

S&P MidCap Index Fund

Security		Market Value	Percentage of Total Investments
1	Bio-Techne Corp	$ 1,074,648	0.8%
2	Molina Healthcare Inc	864,096	0.7%
3	Cognex Corp	856,512	0.6%
4	Signature Bank/New York NY	833,487	0.6%
5	SolarEdge Technologies Inc	820,657	0.6%
6	FactSet Research Systems Inc	815,572	0.6%
7	Camden Property Trust	809,766	0.6%
8	Williams-Sonoma Inc	792,728	0.6%
9	Ceridian HCM Holding Inc	780,495	0.6%
10	Masimo Corp	776,061	0.6%

S&P SmallCap Index Fund

Security		Market Value	Percentage of Total Investments
1	Macy’s Inc	$ 449,636	0.7%
2	Chart Industries Inc	438,925	0.7%
3	Omnicell Inc	437,085	0.6%
4	Power Integrations Inc	429,237	0.6%
5	Saia Inc	414,464	0.6%
6	Exponent Inc	398,278	0.6%
7	Stamps.com Inc	381,853	0.6%
8	Innovative Industrial Properties Inc	362,717	0.5%
9	NeoGenomics Inc	356,287	0.5%
10	AMN Healthcare Services Inc	346,350	0.5%

Shelton Equity Income Fund

Security		Market Value	Percentage of Total Investments
1	Amazon.com Inc	$ 5,553,264	2.5%
3	Facebook Inc	5,387,196	2.4%
4	Berkshire Hathaway Inc	5,343,899	2.4%
5	Public Storage	4,659,984	2.1%
6	JPMorgan Chase & Co	4,654,545	2.1%
7	PayPal Holdings Inc	4,416,498	2.0%
8	Microsoft Corp	4,347,072	2.0%
9	Cisco Systems Inc/Delaware	4,101,890	1.9%
10	American Tower Corp	4,090,380	1.8%
11	QUALCOMM Inc	3,901,954	1.8%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2021

Nasdaq-100 Index Fund

Security		Market Value	Percentage of Total Investments
1	Apple Inc	$ 137,641,031	11.3%
2	Microsoft Corp	123,513,900	10.1%
3	Amazon.com Inc	95,089,234	7.8%
4	Alphabet Inc - Class C	51,138,621	4.2%
5	Facebook Inc	49,381,618	4.1%
6	Tesla Inc	47,647,434	3.9%
7	Alphabet Inc - Class A	47,278,461	3.9%
8	NVIDIA Corp	46,114,219	3.8%
9	PayPal Holdings Inc	28,031,773	2.3%
10	Adobe Inc	26,225,442	2.2%

Shelton Green Alpha Fund

Security		Market Value	Percentage of Total Investments
1	Moderna Inc	$ 21,471,330	6.6%
2	JinkoSolar Holding Co Ltd	14,710,800	4.5%
3	Vestas Wind Systems A/S	14,547,600	4.5%
4	Brookfield Renewable Corp	12,704,900	3.9%
5	CRISPR Therapeutics AG	12,495,000	3.8%
6	Taiwan Semiconductor Manufacturing Co Ltd	11,901,000	3.6%
7	Tesla Inc	11,035,800	3.4%
8	Intellia Therapeutics Inc	10,964,199	3.4%
9	Applied Materials Inc	10,810,400	3.3%
10	Editas Medicine Inc	10,810,300	3.3%

Green California Tax-Free Income Fund	Portfolio of Investments	8/31/21

Security Description	Par Value	Value
Municipal Bonds (96.09%)

BUTTE-GLENN COMMUNITY COLLEGE DISTRICT
Butte-Glenn Community College District, 4.000%, 08/01/2026	$1,000,000	$1,034,299
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
California Health Facilities Financing Authority, 5.000%, 11/01/2027	1,700,000	2,155,629
CALIFORNIA HOUSING FINANCE
California Housing Finance, 4.000%, 03/20/2033	365,396	436,246
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2033	1,200,000	1,437,520
CALIFORNIA MUNICIPAL FINANCE AUTHORITY
California Municipal Finance Authority, 5.000%, 10/01/2044	480,000	596,436
California Municipal Finance Authority, 5.000%, 05/15/2038	800,000	1,002,256
CALIFORNIA STATE UNIVERSITY
California State University, 4.000%, 11/01/2030	1,100,000	1,149,888
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
California Statewide Communities Development Authority, 4.000%, 08/15/2046	500,000	556,028
CITY OF LOS ANGELES CA
City of Los Angeles CA, 5.000%, 09/01/2021	2,000,000	2,000,000
CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
City of Los Angeles CA Wastewater System Revenue, 5.000%, 06/01/2044	500,000	580,476
City of Los Angeles CA Wastewater System Revenue, 5.250%, 06/01/2047	1,500,000	1,857,281
CITY OF ROSEVILLE CA ELECTRIC SYSTEM REVENUE
City of Roseville CA Electric System Revenue, 5.000%, 02/01/2025	750,000	818,430
CITY OF SAN FRANCISCO CA PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue, 5.000%, 11/01/2034	1,000,000	1,251,440

Green California Tax-Free Income Fund	Portfolio of Investments (Continued)	8/31/21

Security Description	Par Value	Value
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2026	$2,050,000	$2,412,492
EAST SIDE UNION HIGH SCHOOL DISTRICT
East Side Union High School District, 5.250%, 09/01/2023	2,975,000	3,279,174
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Foothill-De Anza Community College District, 0.000%, 08/01/2027	2,000,000	1,909,085
LA MIRADA REDEVELOPMENT AGENCY SUCCESSOR AGENCY
La Mirada Redevelopment Agency Successor Agency, 5.000%, 08/15/2023	1,000,000	1,091,414
LOS ANGELES COMMUNITY COLLEGE DISTRICT/CA
Los Angeles Community College District/CA, 5.000%, 08/01/2028	865,000	986,931
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Los Angeles County Metropolitan Transportation Authority, 4.000%, 07/01/2028	500,000	566,548
Los Angeles County Metropolitan Transportation Authority, 5.000%, 07/01/2023	1,500,000	1,634,181
LOS ANGELES DEPARTMENT OF WATER & POWER
Los Angeles Department of Water & Power Water System Revenue, 5.000%, 07/01/2037	1,985,000	2,063,736
LOS RIOS COMMUNITY COLLEGE DISTRICT
Los Rios Community College District, 5.000%, 08/01/2032	2,500,000	2,723,562
MIDPENINSULA REGIONAL OPEN SPACE DISTRICT
Midpeninsula Regional Open Space District, 4.000%, 09/01/2021	200,000	200,000
MOUNT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
Mount San Antonio Community College District, 5.000%, 08/01/2034	2,345,000	2,563,698
PORT OF LOS ANGELES
Port of Los Angeles, 4.000%, 08/01/2023	290,000	310,982
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Sacramento Municipal Utility District, 5.250%, 07/01/2024	770,000	842,981
SAN DIEGO COMMUNITY COLLEGE DISTRICT
San Diego Community College District, 5.000%, 08/01/2027	1,175,000	1,284,582
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco Bay Area Rapid Transit District, 4.000%, 08/01/2034	645,000	759,007
San Francisco Bay Area Rapid Transit District, 5.000%, 08/01/2036	2,300,000	2,851,201
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION POWER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue, 4.000%, 10/01/2021	700,000	702,216
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2030	680,000	794,569
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2036	1,170,000	1,361,078
SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
San Mateo Foster City Public Financing Authority, 4.000%, 08/01/2044	2,000,000	2,387,345
SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
Santa Clara Valley Transportation Authority, 5.000%, 04/01/2034	1,000,000	1,169,992
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Santa Maria Joint Union High School District, 0.000%, 08/01/2029	2,500,000	2,263,208
STATE OF CALIFORNIA
State of California, 3.000%, 10/01/2028	900,000	965,894
TURLOCK IRRIGATION DISTRICT
Turlock Irrigation District, 5.000%, 01/01/2036	300,000	389,899
UNIVERSITY OF CALIFORNIA
University of California, 5.000%, 05/15/2029	925,000	1,042,873
WILLIAM S HART UNION HIGH SCHOOL DISTRICT
William S Hart Union High School District, 0.000%, 09/01/2029	3,595,000	3,238,362

Total Municipal Bonds (Cost $50,347,835)		54,670,939

Variable Rate Demand Notes* (Cost $1,400,000) (2.46%)
State of California, 0.010%, 5/1/2040**,***	1,400,000	1,400,000

Total Investments (Cost $51,747,835)(a) (98.55%)		$56,070,939
Other Assets Less Liabilities (1.45%)		830,897
Net Assets (100.00%)		$56,901,836

See accompanying notes to financial statements.

Green California Tax-Free Income Fund	Portfolio of Investments (Continued)	8/31/21

(a) Aggregate cost for federal income tax purposes is $51,747,835.

At August 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$4,323,104
Unrealized depreciation	—
Net unrealized appreciation	$4,323,104

* Stated maturity reflects next reset date.
** In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.
*** Rate Effective as of August 31, 2021

U.S. Government Securities Fund	Portfolio of Investments	8/31/21

Security Description	Par Value	Value
Government National Mortgage Association (2.34%)
3.500%, 11/20/2044	$154,003	$165,509
5.000%, 03/15/2038	86,452	98,409
5.500%, 04/15/2036	78,562	92,018
5.500%, 01/15/2025	16,772	18,714
6.000%, 06/15/2038	29,177	34,585
6.000%, 01/15/2026	55,758	63,548
Total Government National Mortgage Association (Cost $425,867)		472,783

United States Treasury Bonds (11.16%)
5.000%, 05/15/2037	500,000	742,246
6.000%, 02/15/2026	800,000	987,188
6.375%, 08/15/2027	400,000	527,484
Total United States Treasury Bonds (Cost $2,021,113)		2,256,918

United States Treasury Notes (78.29%)
0.375%, 03/31/2022	500,000	500,874
2.000%, 02/15/2022	2,900,000	2,925,441
2.125%, 05/15/2025	2,200,000	2,326,328
2.125%, 02/29/2024	1,300,000	1,359,313
2.250%, 08/15/2027	3,800,000	4,094,204
2.375%, 05/15/2029	500,000	545,703
2.500%, 08/15/2023	2,600,000	2,716,797
3.125%, 11/15/2028	1,200,000	1,370,203
Total United States Treasury Notes (Cost $15,293,767)		15,838,863

United States Treasury Bills (6.89%)
0.375%, 8/15/2024	500,000	499,629
0.625%, 7/31/2026	900,000	893,953
Total United States Treasury Bills (Cost $1,394,655)		1,393,582

Total Investments (Cost $19,135,402)(a) (98.68%)		$19,962,146
Other Assets Less Liabilities (1.32%)		268,024
Net Assets (100.00%)		$20,230,170

(a) Aggregate cost for federal income tax purposes is $19,135,402.

At August 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$827,946
Unrealized depreciation	(1,202)
Net unrealized appreciation	$826,744

See accompanying notes to financial statements.

The United States Treasury Trust	Portfolio of Investments	8/31/21

Security Description	Par Value	Value
United States Treasury Bills, DN(a) (98.45%)
09/02/2021	$2,000,000	$1,999,998
09/09/2021	2,400,000	2,399,977
09/21/2021	2,300,000	2,299,948
09/23/2021	2,500,000	2,499,935
09/28/2021	2,000,000	1,999,936
09/30/2021	1,700,000	1,699,943
10/07/2021	4,700,000	4,699,848
10/12/2021	2,000,000	1,999,903
10/14/2021	3,500,000	3,499,806
10/21/2021	3,400,000	3,399,772
10/26/2021	5,000,000	4,999,672
11/02/2021	3,000,000	2,999,759
11/12/2021	2,200,000	2,199,775
Total United States Treasury Bills, DN (Cost $36,698,272)		36,698,272

Total Investments (Cost $36,698,272)(b) (98.45%)		$36,698,272
Other Assets Less Liabilities (1.55%)		577,567
Net Assets (100.00%)		$37,275,839

(a) Discount Note. Yield to maturity is between 0.02% - 0.05%.

(b) Aggregate cost for federal income tax purposes is $36,698,272.

S&P 500 Index Fund	Portfolio of Investments	8/31/21

Security Description	Shares	Value
Common Stock (99.62%)

Basic Materials (2.08%)
Air Products and Chemicals Inc	1,458	$392,946
Albemarle Corp	729	172,583
Celanese Corp	763	121,012
CF Industries Holdings Inc	1,457	66,177
Dow Inc	4,894	307,833
DuPont de Nemours Inc	3,491	258,404
Eastman Chemical Co	893	101,052
Ecolab Inc	1,622	365,534
FMC Corp	891	83,424
Freeport-McMoRan Inc	9,035	328,784
International Flavors & Fragrances Inc	1,613	244,370
International Paper Co	2,697	162,063
Linde PLC	3,346	1,052,618
LyondellBasell Industries NV	1,667	167,283
The Mosaic Co	2,068	66,548
Newmont Corp	5,247	304,274
Nucor Corp	1,924	226,185
PPG Industries Inc	1,558	248,579
The Sherwin-Williams Co	1,539	467,348
Total Basic Materials		5,137,017

Communications (16.57%)
Alphabet Inc - Class A*	1,934	5,596,900
Alphabet Inc - Class C*	1,831	5,326,819
Amazon.com Inc*,(a)	2,757	9,568,969
Arista Networks Inc*	366	135,248
AT&T Inc	45,930	1,259,401
Booking Holdings Inc*	261	600,214
CDW Corp	920	184,561
Charter Communications Inc*	885	722,744
Cisco Systems Inc	27,109	1,599,973
Comcast Corp	29,493	1,789,635
Corning Inc	4,990	199,550
Discovery Inc - Class A*,#	1,116	32,185
Discovery Inc - Class C*	1,878	51,814
DISH Network Corp*	1,784	77,765
eBay Inc	4,277	328,217
Etsy Inc*	797	172,359
Expedia Group Inc*	887	128,172
F5 Networks Inc*	424	86,314
Facebook Inc*,(a)	15,413	5,847,385
Fox Corp - Class A	2,335	87,422
Fox Corp - Class B	1,242	43,010
The Interpublic Group of Cos Inc	2,667	99,292
Juniper Networks Inc	2,302	66,712
Lumen Technologies Inc	6,449	79,323
Motorola Solutions Inc	1,134	276,945
Netflix Inc*	2,852	1,623,330
News Corp - Class A	2,672	60,040
News Corp - Class B	910	20,047
NortonLifeLock Inc	4,015	106,638
Omnicom Group Inc	1,397	102,288
T-Mobile US Inc*	3,810	522,046
Twitter Inc*	5,110	329,595
VeriSign Inc*	689	149,003
Verizon Communications Inc	26,632	1,464,760
ViacomCBS Inc	3,816	158,173
The Walt Disney Co*	11,660	2,113,958
Total Communications		41,010,807

Consumer, Cyclical (9.23%)
Advance Auto Parts Inc	476	96,557
Alaska Air Group Inc*	808	46,331
American Airlines Group Inc*	3,057	60,957
Aptiv PLC*	1,715	261,006
AutoZone Inc*	139	215,332
Bath & Body Works Inc	1,525	102,907
Best Buy Co Inc	1,434	167,075
BorgWarner Inc	1,412	60,264
Caesars Entertainment Inc*	945	96,040
CarMax Inc*	1,131	141,613
Carnival Corp*	5,174	124,900
Chipotle Mexican Grill Inc*	175	333,083
Copart Inc*	1,407	203,058
Costco Wholesale Corp	2,843	1,294,958
Cummins Inc	966	227,957
Darden Restaurants Inc	850	128,053
Delta Air Lines Inc*	4,086	165,238
Dollar General Corp	1,519	338,600
Dollar Tree Inc*	1,536	139,069
Domino’s Pizza Inc	266	137,493
DR Horton Inc	2,165	207,017
Fastenal Co	3,749	209,382
Ford Motor Co*	25,804	336,226
The Gap Inc	1,450	38,759
General Motors Co*	8,316	407,567
Genuine Parts Co	999	122,068
Hanesbrands Inc	2,371	44,290
Hasbro Inc	832	81,794
Hilton Worldwide Holdings Inc*	1,779	222,126
The Home Depot Inc	6,839	2,230,745
Las Vegas Sands Corp*	2,145	95,688
Leggett & Platt Inc	1,017	49,213
Lennar Corp	1,796	192,729
Live Nation Entertainment Inc*	1,003	86,960
LKQ Corp*	1,848	97,371
Lowe’s Cos Inc	4,547	927,088
Marriott International Inc*	1,737	234,738
McDonald’s Corp	4,800	1,139,808
MGM Resorts International	2,752	117,290
Mohawk Industries Inc*	390	77,126
Newell Brands Inc	2,691	68,378
NIKE Inc	8,098	1,334,065
Norwegian Cruise Line Holdings Ltd*	1,599	41,318
NVR Inc*	23	119,139

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/21

Security Description	Shares	Value
O’Reilly Automotive Inc*	448	$266,148
PACCAR Inc	2,262	185,190
Penn National Gaming Inc*	674	54,661
Pool Corp	269	132,967
PulteGroup Inc	1,717	92,478
PVH Corp*	464	48,623
Ralph Lauren Corp	314	36,465
Ross Stores Inc	2,378	281,555
Royal Caribbean Cruises Ltd*	1,236	102,254
Southwest Airlines Co*	3,416	170,048
Starbucks Corp	7,666	900,678
Tapestry Inc	1,811	73,020
Target Corp	3,182	785,890
Tesla Inc*	4,957	3,646,964
The TJX Cos Inc	7,758	564,162
Tractor Supply Co	760	147,630
Ulta Beauty Inc*	359	139,044
Under Armour Inc - Class A*	1,210	27,999
Under Armour Inc - Class C*	1,218	24,433
United Airlines Holdings Inc*	1,732	80,555
VF Corp	2,109	161,275
Walgreens Boots Alliance Inc	4,694	238,221
Walmart Inc	8,832	1,308,019
Whirlpool Corp	434	96,144
WW Grainger Inc	300	130,110
Wynn Resorts Ltd*	526	53,489
Yum! Brands Inc	1,990	260,750
Total Consumer, Cyclical		22,830,148

Consumer, Non-Cyclical (20.11%)
Abbott Laboratories	11,430	1,444,409
AbbVie Inc	11,361	1,372,182
ABIOMED Inc*	310	112,828
Align Technology Inc*	473	335,357
Altria Group Inc	11,904	597,938
AmerisourceBergen Corp	1,034	126,365
Amgen Inc	3,696	833,559
Anthem Inc	1,575	590,830
Archer-Daniels-Midland Co	3,634	218,040
Automatic Data Processing Inc	2,737	572,142
Avery Dennison Corp	567	127,796
Baxter International Inc	3,336	254,270
Becton Dickinson and Co	1,860	468,162
Biogen Inc*	968	328,065
Bio-Rad Laboratories Inc*	147	118,309
Boston Scientific Corp*	9,352	422,243
Bristol-Myers Squibb Co	14,370	960,778
Brown-Forman Corp	1,285	90,233
Campbell Soup Co	1,162	48,490
Cardinal Health Inc	1,916	100,571
Catalent Inc*	1,096	142,962
Centene Corp*	3,919	246,819
Charles River Laboratories International Inc*	322	142,923
Church & Dwight Co Inc	1,688	141,218
Cigna Corp	2,207	467,112
Cintas Corp	576	227,964
The Clorox Co	863	145,027
The Coca-Cola Co	24,962	1,405,610
Colgate-Palmolive Co	5,442	424,204
Conagra Brands Inc	2,987	98,929
Constellation Brands Inc	1,109	234,154
The Cooper Cos Inc	316	142,424
Corteva Inc	4,866	213,958
CVS Health Corp	8,549	738,548
Danaher Corp	4,072	1,319,980
DaVita Inc*	482	63,031
DENTSPLY SIRONA Inc	1,160	71,572
Dexcom Inc*	627	331,946
Edwards Lifesciences Corp*	4,070	476,923
Eli Lilly & Co	5,120	1,322,445
Equifax Inc	794	216,174
The Estee Lauder Cos Inc	1,489	506,990
FleetCor Technologies Inc*	571	150,333
Gartner Inc*	553	170,733
General Mills Inc	3,992	230,778
Gilead Sciences Inc	8,067	587,116
Global Payments Inc	1,899	308,853
HCA Healthcare Inc	1,723	435,885
Henry Schein Inc*	1,009	76,270
The Hershey Co	941	167,216
Hologic Inc*	1,678	132,814
Hormel Foods Corp	1,912	87,072
Humana Inc	829	336,093
IDEXX Laboratories Inc*	557	375,284
IHS Markit Ltd	2,507	302,344
Illumina Inc*	953	435,673
Incyte Corp*	1,229	94,006
Intuitive Surgical Inc*	758	798,598
IQVIA Holdings Inc*	1,146	297,651
The J M Smucker Co	745	92,134
Johnson & Johnson	16,971	2,938,189
Kellogg Co	1,661	104,876
Kimberly-Clark Corp	2,221	306,076
The Kraft Heinz Co	4,282	154,109
The Kroger Co	5,057	232,774
Laboratory Corp of America Holdings*	636	192,950
Lamb Weston Holdings Inc	955	62,218
MarketAxess Holdings Inc	260	123,739
McCormick & Co Inc	1,700	146,693
McKesson Corp	1,048	213,939
Medtronic PLC	8,654	1,155,136
Merck & Co Inc	16,336	1,246,273
Moderna Inc*	1,963	739,442
Molson Coors Beverage Co	1,200	57,036
Mondelez International Inc	9,036	560,865
Monster Beverage Corp*	2,413	235,436
Moody’s Corp	1,054	401,332
Nielsen Holdings PLC	1,879	40,323
Organon & Co	1,633	55,342
PayPal Holdings Inc*	7,426	2,143,589
PepsiCo Inc	8,887	1,389,838
PerkinElmer Inc	784	144,883
Perrigo Co PLC	677	27,723
Pfizer Inc	36,009	1,658,935
Philip Morris International Inc	10,025	1,032,575
The Procter & Gamble Co	15,749	2,242,500
Quanta Services Inc	1,004	102,508
Quest Diagnostics Inc	880	134,490
Regeneron Pharmaceuticals Inc*	673	453,198
ResMed Inc	946	274,841
Robert Half International Inc	808	83,547
Rollins Inc	693	26,972
S&P Global Inc	1,549	687,477
STERIS PLC	603	129,651
Stryker Corp	2,135	591,609
Sysco Corp	3,326	264,916
Teleflex Inc	318	125,756
Thermo Fisher Scientific Inc	2,528	1,402,914
Tyson Foods Inc	1,921	150,837
United Rentals Inc*	491	173,151
UnitedHealth Group Inc	6,070	2,526,759
Universal Health Services Inc	552	85,980
Verisk Analytics Inc	1,061	214,067
Vertex Pharmaceuticals Inc*	1,698	340,092
Viatris Inc	4,634	67,795
West Pharmaceutical Services Inc	474	214,068
Zimmer Biomet Holdings Inc	1,338	201,302
Zoetis Inc	3,064	626,772
Total Consumer, Non-Cyclical		49,767,826

Energy (2.42%)
APA Corp	2,792	54,388
Baker Hughes Co	3,384	77,088
Cabot Oil & Gas Corp	2,603	41,362
Chevron Corp	12,433	1,203,141
ConocoPhillips	8,708	483,555
Devon Energy Corp	2,767	81,765
Diamondback Energy Inc	1,031	79,531
Enphase Energy Inc*	825	143,327
EOG Resources Inc	3,810	257,251
Exxon Mobil Corp	27,233	1,484,743
Halliburton Co	6,038	120,639
Hess Corp	1,823	125,331
Kinder Morgan Inc	12,716	206,889
Marathon Oil Corp	5,187	60,947
Marathon Petroleum Corp	4,249	251,838
NOV Inc*	2,536	33,399
Occidental Petroleum Corp	5,528	142,014
ONEOK Inc	2,916	153,148
Phillips 66	2,852	202,749
Pioneer Natural Resources Co	1,139	170,474
Schlumberger NV	9,092	254,940
Valero Energy Corp	2,663	176,584
The Williams Cos Inc	7,926	195,693
Total Energy		6,000,796

Financial (14.95%)
Aflac Inc	4,066	230,461
Alexandria Real Estate Equities Inc	700	144,459
The Allstate Corp	1,925	260,414
American Express Co	4,218	700,019
American International Group Inc	5,688	310,337
American Tower Corp	2,901	847,585
Ameriprise Financial Inc	770	210,141
Aon PLC	1,481	424,840
Arthur J Gallagher & Co	1,256	180,387
Assurant Inc	431	73,317
AvalonBay Communities Inc	903	207,311
Bank of America Corp	48,510	2,025,293
The Bank of New York Mellon Corp	5,190	286,592
Berkshire Hathaway Inc*,(a)	12,192	3,484,108
BlackRock Inc	908	856,507
Boston Properties Inc	925	104,516
Capital One Financial Corp	2,904	481,977
Cboe Global Markets Inc	706	89,062
CBRE Group Inc*	2,058	198,185
The Charles Schwab Corp	9,743	709,778
Chubb Ltd	2,920	537,046
Cincinnati Financial Corp	1,038	128,089
Citigroup Inc	13,297	956,187
Citizens Financial Group Inc	2,789	122,130
CME Group Inc	2,368	477,673
Comerica Inc	908	67,110

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/21

Security Description	Shares	Value
Crown Castle International Corp	2,780	$541,238
Digital Realty Trust Inc	1,471	241,112
Discover Financial Services	2,023	259,389
Duke Realty Corp	2,510	131,800
Equinix Inc	581	490,044
Equity Residential	2,236	187,981
Essex Property Trust Inc	425	140,565
Everest Re Group Ltd	280	74,172
Extra Space Storage Inc	844	157,752
Federal Realty Investment Trust	449	54,675
Fifth Third Bancorp	4,528	175,958
First Republic Bank	1,159	230,571
Franklin Resources Inc	1,991	64,588
Globe Life Inc	628	60,332
The Goldman Sachs Group Inc	2,188	904,760
The Hartford Financial Services Group Inc	2,340	157,295
Healthpeak Properties Inc	3,020	108,720
Host Hotels & Resorts Inc*	4,539	75,166
Huntington Bancshares Inc	7,104	110,325
Intercontinental Exchange Inc	3,620	432,699
Invesco Ltd	2,486	62,946
Iron Mountain Inc	1,369	65,370
JPMorgan Chase & Co	19,473	3,114,706
KeyCorp	6,704	136,225
Kimco Realty Corp	2,994	65,239
Lincoln National Corp	1,186	81,419
Loews Corp	1,526	85,258
M&T Bank Corp	837	117,188
Marsh & McLennan Cos Inc	3,312	520,646
Mastercard Inc	5,660	1,959,662
MetLife Inc	4,786	296,732
Mid-America Apartment Communities Inc	747	143,700
Morgan Stanley	9,575	999,917
Nasdaq Inc	749	146,639
Northern Trust Corp	1,359	161,069
People’s United Financial Inc	2,887	47,433
The PNC Financial Services Group Inc	2,767	528,774
Principal Financial Group Inc	1,776	118,655
The Progressive Corp	3,824	368,404
Prologis Inc	4,828	650,138
Prudential Financial Inc	2,571	272,217
Public Storage	993	321,345
Raymond James Financial Inc	849	118,775
Realty Income Corp	2,292	165,528
Regency Centers Corp	1,109	76,100
Regions Financial Corp	6,273	128,157
SBA Communications Corp	725	260,253
Simon Property Group Inc	2,175	292,429
State Street Corp	2,304	214,065
SVB Financial Group*	354	198,063
Synchrony Financial	3,546	176,414
T Rowe Price Group Inc	1,478	330,880
The Travelers Cos Inc	1,654	264,160
Truist Financial Corp	8,651	493,626
UDR Inc	2,033	109,823
Unum Group	1,473	39,211
US Bancorp	8,720	500,441
Ventas Inc	2,564	143,430
Visa Inc	10,883	2,493,295
Vornado Realty Trust	1,028	43,053
W R Berkley Corp	1,033	77,795
Wells Fargo & Co	25,690	1,174,033
Welltower Inc	2,792	244,384
The Western Union Co	2,800	60,592
Weyerhaeuser Co	4,832	173,952
Willis Towers Watson PLC	841	185,626
Zions Bancorp NA	1,054	61,027
Total Financial		37,001,460

Industrial (8.04%)
3M Co	3,736	727,549
A O Smith Corp	942	68,502
Agilent Technologies Inc	1,952	342,517
Allegion plc	601	86,538
Amcor PLC	10,244	131,635
AMETEK Inc	1,502	204,227
Amphenol Corp	3,940	301,922
Ball Corp	2,136	204,971
The Boeing Co*	3,466	760,787
Carrier Global Corp	5,321	306,490
Caterpillar Inc	3,525	743,317
CH Robinson Worldwide Inc	956	86,097
CSX Corp	14,985	487,462
Deere & Co	2,012	760,596
Dover Corp	941	164,073
Eaton Corp PLC	2,603	438,241
Emerson Electric Co	3,946	416,303
Expeditors International of Washington Inc	1,105	137,727
FedEx Corp	1,577	418,993
Fortive Corp	2,032	150,104
Fortune Brands Home & Security Inc	957	93,183
Garmin Ltd	806	140,591
Generac Holdings Inc*	285	124,539
General Dynamics Corp	1,518	304,071
General Electric Co	7,059	744,089
Honeywell International Inc	4,467	1,035,942
Howmet Aerospace Inc	2,478	78,677
Huntington Ingalls Industries Inc	281	57,372
IDEX Corp	523	117,152
Illinois Tool Works Inc	1,881	438,010
Ingersoll Rand Inc*	1,505	79,795
Jacobs Engineering Group Inc	846	114,176
JB Hunt Transport Services Inc	586	103,956
Johnson Controls International plc	4,728	353,654
Kansas City Southern	611	171,489
Keysight Technologies Inc*	1,210	217,050
L3Harris Technologies Inc	1,318	307,107
Lockheed Martin Corp	1,573	565,965
Martin Marietta Materials Inc	406	154,788
Masco Corp	1,816	110,268
Mettler-Toledo International Inc*	153	237,583
Norfolk Southern Corp	1,609	407,946
Northrop Grumman Corp	962	353,727
Old Dominion Freight Line Inc	628	181,316
Otis Worldwide Corp	2,659	245,213
Packaging Corp of America	651	98,757
Parker-Hannifin Corp	848	251,576
Pentair PLC	1,156	89,197
Raytheon Technologies Corp	9,746	826,071
Republic Services Inc	1,448	179,740
Rockwell Automation Inc	758	246,691
Sealed Air Corp	1,091	66,584
Snap-on Inc	354	79,632
Stanley Black & Decker Inc	1,071	206,992
TE Connectivity Ltd	2,160	324,475
Teledyne Technologies Inc*	318	147,355
Textron Inc	1,451	105,444
Trane Technologies PLC	1,580	313,630
TransDigm Group Inc*	342	207,755
Trimble Inc*	1,634	153,955
Union Pacific Corp	4,273	926,557
United Parcel Service Inc	4,669	913,396
Vulcan Materials Co	865	160,829
Waste Management Inc	2,539	393,824
Waters Corp*	405	167,678
Westinghouse Air Brake Technologies Corp	1,272	114,213
Westrock Co	1,715	89,249
Xylem Inc	1,238	168,752
Total Industrial		19,908,062

Technology (23.72%)
Accenture PLC	4,075	1,371,482
Activision Blizzard Inc	5,047	415,721
Adobe Inc*	3,091	2,051,497
Advanced Micro Devices Inc*	7,666	848,780
Akamai Technologies Inc*	1,063	120,385
Analog Devices Inc	3,512	572,337
ANSYS Inc*	560	204,602
Apple Inc(a)	100,908	15,320,863
Applied Materials Inc	5,903	797,672
Autodesk Inc*	1,436	445,289
Broadcom Inc	2,625	1,305,176
Broadridge Financial Solutions Inc	788	135,709
Cadence Design Systems Inc*	1,821	297,697
Cerner Corp	2,002	152,853
Citrix Systems Inc	791	81,370
Cognizant Technology Solutions Corp	3,492	266,475
DXC Technology Co*	1,730	63,526
Electronic Arts Inc	1,894	275,028
Fidelity National Information Services Inc	3,989	509,675
Fiserv Inc*	3,670	432,289
Fortinet Inc*	880	277,323
Hewlett Packard Enterprise Co	8,406	129,957
HP Inc	7,727	229,801
Intel Corp	25,975	1,404,209
International Business Machines Corp	5,798	813,691
Intuit Inc	1,757	994,655
IPG Photonics Corp*	233	39,768
Jack Henry & Associates Inc	529	93,305
KLA Corp	986	335,201
Lam Research Corp	917	554,620
Leidos Holdings Inc	915	89,771
Microchip Technology Inc	1,643	258,542
Micron Technology Inc*	7,124	525,039
Microsoft Corp(a)	48,449	14,625,785
Monolithic Power Systems Inc	267	132,146
MSCI Inc	530	336,327
NetApp Inc	1,569	139,531
NVIDIA Corp	15,868	3,552,052
NXP Semiconductors NV	1,526	328,288
Oracle Corp	11,686	1,041,573
Paychex Inc	2,089	239,128
Paycom Software Inc*	337	164,759
PTC Inc*	681	89,660
Qorvo Inc*	744	139,894
QUALCOMM Inc	7,256	1,064,383
Roper Technologies Inc	684	330,564
salesforce.com Inc*	5,932	1,573,582
Seagate Technology Holdings PLC	1,368	119,823

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/21

Security Description	Shares	Value
ServiceNow Inc*	1,243	$800,045
Skyworks Solutions Inc	1,059	194,284
Synopsys Inc*	996	330,911
Take-Two Interactive Software Inc*	778	125,429
Teradyne Inc	1,109	134,677
Texas Instruments Inc	5,889	1,124,269
Tyler Technologies Inc*	246	119,482
Western Digital Corp*	1,916	121,091
Xilinx Inc	1,657	257,813
Zebra Technologies Corp*	348	204,335
Total Technology		58,704,139

Utilities (2.50%)
The AES Corp	4,344	103,691
Alliant Energy Corp	1,758	106,869
Ameren Corp	1,682	147,545
American Electric Power Co Inc	3,242	290,386
American Water Works Co Inc	1,183	215,602
Atmos Energy Corp	820	79,958
CenterPoint Energy Inc	2,979	74,743
CMS Energy Corp	1,870	119,923
Consolidated Edison Inc	2,227	168,027
Dominion Energy Inc	5,328	414,732
DTE Energy Co	1,258	151,388
Duke Energy Corp	4,806	502,996
Edison International	2,433	140,725
Entergy Corp	1,304	144,235
Evergy Inc	1,567	107,261
Eversource Energy	2,274	206,320
Exelon Corp	6,435	315,444
FirstEnergy Corp	3,716	144,441
NextEra Energy Inc	12,574	1,056,090
NiSource Inc	2,050	50,533
NRG Energy Inc	1,663	75,949
Pinnacle West Capital Corp	806	61,981
PPL Corp	5,021	147,366
Public Service Enterprise Group Inc	3,303	211,194
Sempra Energy	1,939	256,646
The Southern Co	6,898	453,406
WEC Energy Group Inc	2,060	194,629
Xcel Energy Inc	3,432	235,950
Total Utilities		6,178,030

Total Common Stock (Cost $70,497,329)		246,538,285

Collateral Received for Securities on Loan (0.01%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 0.09% (Cost $31,464)		31,464

Total Investments (Cost $70,530,793)(b) (99.63%)		$246,569,749
Other Assets Less Liabilities (0.37%)		909,405
Net Assets (100.00%)		$247,479,154

* Non-income producing security.

# Loaned security; a portion of the security is on loan at August 31, 2021 in the amount of $31,839.

(a) A portion of these securities, a total of $20,991,252, have been pledged or segregated in connection with obligations for futures contracts.

(b) Aggregate cost for federal income tax purpose is $70,531,059.

At August 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$177,502,241
Unrealized depreciation	(1,463,551)
Net unrealized appreciation	$176,038,690

Futures contracts at August 31, 2021:
Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
3 / SEP 2021 / Long / CME	$662,475	$678,075	$15,600

S&P MidCap Index Fund	Portfolio of Investments	8/31/21

Security Description	Shares	Value
Common Stock (99.56%)

Basic Materials (4.34%)
Ashland Global Holdings Inc	3,073	$279,981
Cabot Corp	3,138	167,569
The Chemours Co	9,173	307,387
Cleveland-Cliffs Inc*	25,505	598,602
Commercial Metals Co	6,656	217,119
Compass Minerals International Inc	2,041	136,604
Ingevity Corp*	2,247	180,636
Minerals Technologies Inc	1,876	147,529
NewMarket Corp	405	141,641
Olin Corp	8,024	399,916
Reliance Steel & Aluminum Co	3,526	529,041
Royal Gold Inc	3,663	407,802
RPM International Inc	7,340	604,009
Sensient Technologies Corp	2,347	203,837
Steel Dynamics Inc(a)	11,287	761,760
United States Steel Corp	14,573	389,828
Valvoline Inc	10,450	315,172
Total Basic Materials		5,788,433

Communications (2.72%)
Cable One Inc	292	613,080
Ciena Corp*	8,581	490,233
FactSet Research Systems Inc(a)	2,145	815,571
Iridium Communications Inc*	6,514	289,938
The New York Times Co	8,025	407,510
TEGNA Inc	12,638	223,945
Telephone and Data Systems Inc	5,893	119,746
TripAdvisor Inc*	5,427	189,945
Viasat Inc*	3,475	179,449
World Wrestling Entertainment Inc	2,835	147,732
Yelp Inc*	3,849	148,225
Total Communications		3,625,374

Consumer, Cyclical (16.69%)
Adient PLC*	5,245	206,338
American Eagle Outfitters Inc	8,412	256,734
AutoNation Inc*	3,054	333,161
Avient Corp	5,185	270,087
BJ’s Wholesale Club Holdings Inc*	7,361	417,074
Boyd Gaming Corp*	4,450	273,097
Brunswick Corp	4,312	417,703
Callaway Golf Co*	6,451	181,015
Capri Holdings Ltd*	8,349	471,802
Carter’s Inc	2,419	247,657
Casey’s General Stores Inc	2,047	418,734
Choice Hotels International Inc	1,626	194,079
Churchill Downs Inc	1,968	414,264
Cinemark Holdings Inc*	6,423	114,522
Columbia Sportswear Co	1,749	178,415
Cracker Barrel Old Country Store Inc	1,323	189,956
Crocs Inc*	3,617	516,580
Dana Inc	8,386	195,058
Deckers Outdoor Corp*	1,565	654,874
Dick’s Sporting Goods Inc#	3,644	513,112
FirstCash Inc	2,314	198,287
Five Below Inc*	3,119	663,754
Foot Locker Inc	5,887	333,734
Fox Factory Holding Corp*	2,181	335,154
GameStop Corp*	3,077	671,524
Gentex Corp	13,581	418,295
The Goodyear Tire & Rubber Co*	13,550	214,632
Harley-Davidson Inc	8,141	321,814
Healthcare Services Group Inc	4,466	116,831
Herman Miller Inc	3,558	149,543
IAA Inc*	7,664	407,112
Jack in the Box Inc	1,378	146,013
JetBlue Airways Corp*	17,800	269,314
KAR Auction Services Inc*	7,759	131,205
KB Home	5,162	222,121
Kohl’s Corp	8,755	502,537
Lear Corp	3,046	487,177
Lithia Motors Inc	1,500	496,950
Marriott Vacations Worldwide Corp*	2,090	312,560
Mattel Inc*	19,592	418,289
MSC Industrial Direct Co Inc	2,536	213,557
Murphy USA Inc	1,404	218,013
Nordstrom Inc*	6,132	175,437
Nu Skin Enterprises Inc	2,969	150,291
Ollie’s Bargain Outlet Holdings Inc*	3,186	230,603
Papa John’s International Inc	1,854	236,441
Polaris Inc	3,214	384,909
RH*	865	606,080
Scientific Games Corp*	3,258	235,716
The Scotts Miracle-Gro Co	2,308	361,964

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Continued)	8/31/21

Security Description	Shares	Value
Six Flags Entertainment Corp*	4,202	$177,492
Skechers USA Inc*	7,802	393,455
Taylor Morrison Home Corp*	7,244	203,484
Tempur Sealy International Inc	9,908	442,888
Texas Roadhouse Inc	3,628	344,660
Thor Industries Inc	3,068	348,003
Toll Brothers Inc	6,211	397,877
Travel + Leisure Co	4,871	266,736
Tri Pointe Homes Inc*	6,608	157,072
Univar Solutions Inc*	9,540	225,239
Urban Outfitters Inc*	3,844	126,929
Victoria’s Secret & Co*	4,892	324,340
Visteon Corp*	1,554	164,227
Watsco Inc	1,853	515,912
The Wendy’s Co	10,001	230,223
Williams-Sonoma Inc	4,246	792,727
Wingstop Inc	1,645	282,825
Wyndham Hotels & Resorts Inc	5,203	378,258
YETI Holdings Inc*	4,150	412,261
Total Consumer, Cyclical		22,278,727

Consumer, Non-Cyclical (16.90%)
Acadia Healthcare Co Inc*	4,932	326,104
Amedisys Inc*	1,813	332,595
Arrowhead Pharmaceuticals Inc*	5,777	387,752
ASGN Inc*	2,965	332,643
Avis Budget Group Inc*	2,879	261,269
Bio-Techne Corp(a)	2,153	1,074,647
The Boston Beer Co Inc*	514	293,088
The Brink’s Co	2,739	214,080
Chemed Corp	889	423,786
Coty Inc*	12,121	118,422
Darling Ingredients Inc*	9,147	681,452
Emergent BioSolutions Inc*	2,551	160,917
Encompass Health Corp	5,510	432,260
Envista Holdings Corp*	8,875	379,761
Exelixis Inc*	17,704	339,386
Flowers Foods Inc	11,215	270,618
FTI Consulting Inc*	1,898	265,170
Globus Medical Inc*	4,207	343,291
Graham Holdings Co	224	138,165
Grand Canyon Education Inc*	2,596	231,407
Grocery Outlet Holding Corp*	4,882	127,078
GXO Logistics Inc*	5,756	470,783
H&R Block Inc	9,215	236,365
Haemonetics Corp*	2,814	176,579
The Hain Celestial Group Inc*	4,840	181,064
Halozyme Therapeutics Inc*	7,274	305,435
HealthEquity Inc*	4,363	279,974
Helen of Troy Ltd*	1,352	323,385
Hill-Rom Holdings Inc	3,720	541,558
ICU Medical Inc*	1,078	214,899
Ingredion Inc	3,720	326,839
Insperity Inc	2,038	224,873
Integra LifeSciences Holdings Corp*	3,953	297,384
Jazz Pharmaceuticals PLC*	3,129	412,121
John Wiley & Sons Inc	2,636	153,152
Lancaster Colony Corp	1,153	204,358
LHC Group Inc*	1,750	326,830
Ligand Pharmaceuticals Inc*	994	131,506
LivaNova PLC*	2,820	233,186
LiveRamp Holdings Inc*	3,739	183,211
ManpowerGroup Inc	3,049	370,210
Masimo Corp*,(a)	2,858	776,061
Medpace Holdings Inc*	1,529	278,813
Molina Healthcare Inc*,(a)	3,215	864,095
Nektar Therapeutics*	10,250	158,670
Neogen Corp*	5,208	228,006
Neurocrine Biosciences Inc*	5,208	495,802
NuVasive Inc*	2,872	178,466
Patterson Cos Inc	5,190	159,022
Paylocity Holding Corp*	2,089	562,359
Penumbra Inc*	1,871	514,431
Pilgrim’s Pride Corp*	2,700	75,168
Post Holdings Inc*	3,395	379,934
PROG Holdings Inc	3,750	177,450
Progyny Inc*	1,523	85,090
Quidel Corp*	1,964	253,258
R1 RCM Inc*	7,664	151,134
Repligen Corp*	2,730	772,535
Sabre Corp*	16,503	185,329
Sanderson Farms Inc	1,188	233,442
Service Corp International	9,393	589,505
Sprouts Farmers Market Inc*	7,118	177,238
STAAR Surgical Co*	2,560	395,443
Syneos Health Inc*	5,615	520,960
Tenet Healthcare Corp*	5,708	430,098
Tootsie Roll Industries Inc	1,128	35,701
TreeHouse Foods Inc*	3,098	116,082
United Therapeutics Corp*	2,463	529,249
WEX Inc*	2,445	448,829
WW International Inc*	2,743	59,386
Total Consumer, Non-Cyclical		22,559,159

Energy (3.16%)
Antero Midstream Corp	17,306	166,311
ChampionX Corp*	10,834	252,757
Cimarex Energy Co	5,700	366,054
CNX Resources Corp*	11,242	127,709
DT Midstream Inc*	5,370	249,544
EQT Corp*	14,895	273,025
Equitrans Midstream Corp	20,127	175,709
First Solar Inc*	4,363	410,122
HollyFrontier Corp	8,287	267,919
Murphy Oil Corp	8,004	170,165
SolarEdge Technologies Inc*,(a)	2,832	820,656
Sunrun Inc*	8,648	382,674
Targa Resources Corp	12,679	556,862
Total Energy		4,219,507

Financial (24.14%)
Banks (6.57%)
Associated Banc-Corp	8,584	177,002
BancorpSouth Bank	5,591	163,984
Bank of Hawaii Corp	2,220	186,058
Bank OZK	6,752	286,487
Cathay General Bancorp	4,150	165,087
CIT Group Inc	5,707	316,282
Commerce Bancshares Inc	6,030	426,442
Cullen/Frost Bankers Inc	3,116	355,910
East West Bancorp Inc	7,991	586,060
First Financial Bankshares Inc	7,915	376,912
First Horizon Corp	29,803	488,471
FNB Corp	17,881	208,850
Fulton Financial Corp	9,889	156,741
Glacier Bancorp Inc	5,299	282,225
Hancock Whitney Corp	4,789	220,102
Home BancShares Inc	8,489	188,031
International Bancshares Corp	3,086	129,242
PacWest Bancorp	6,472	275,384
Pinnacle Financial Partners Inc	4,336	420,245
Prosperity Bancshares Inc	5,175	361,629
Signature Bank(a)	3,214	833,486
Synovus Financial Corp	8,228	354,627
Texas Capital Bancshares Inc*	2,817	191,528
Trustmark Corp	3,872	122,433
UMB Financial Corp	2,395	219,334
Umpqua Holdings Corp	12,205	237,631
United Bankshares Inc	6,634	241,013
Valley National Bancorp	23,601	307,757
Webster Financial Corp	5,037	254,469
Wintrust Financial Corp	3,194	239,039
		8,772,461
Diversified Financial Service (2.82%)
Affiliated Managers Group Inc	2,363	401,970
Alliance Data Systems Corp	2,799	274,610
Evercore Inc	2,355	328,852
Federated Hermes Inc	5,231	176,965
Interactive Brokers Group Inc	4,471	289,005
Janus Henderson Group PLC	8,514	369,167
Jefferies Financial Group Inc	11,467	423,820
LendingTree Inc*	603	100,478
Navient Corp	10,555	244,982
SEI Investments Co	6,604	414,797
SLM Corp	18,581	348,394
Stifel Financial Corp	5,743	396,841
		3,769,881
Insurance (4.66%)
Alleghany Corp*	775	524,435
American Financial Group Inc	3,880	535,207
Brighthouse Financial Inc*	4,960	242,842
Brown & Brown Inc(a)	13,111	761,094
CNO Financial Group Inc	8,004	195,778
Essent Group Ltd	6,431	302,771
First American Financial Corp	6,187	436,369
The Hanover Insurance Group Inc	2,130	300,990
Kemper Corp	3,430	235,298
Kinsale Capital Group Inc	1,181	214,765
Mercury General Corp	1,634	97,566
MGIC Investment Corp	16,627	253,894
Old Republic International Corp	15,672	407,472
Primerica Inc	2,232	341,362
Reinsurance Group of America Inc	3,798	439,884
RenaissanceRe Holdings Ltd	2,661	417,059
RLI Corp	2,209	241,289
Selective Insurance Group Inc	3,316	277,118
		6,225,193
Real Estate (9.56%)
American Campus Communities Inc	7,627	387,833
Apartment Income REIT Corp	8,250	419,265
Brixmor Property Group Inc	16,431	385,307
Camden Property Trust(a)	5,397	809,765
CoreSite Realty Corp	2,286	339,174
Corporate Office Properties Trust	6,752	190,271
Cousins Properties Inc	8,551	329,727
CyrusOne Inc	6,595	507,683
Douglas Emmett Inc	9,604	317,028
EastGroup Properties Inc	2,238	403,422
EPR Properties	4,167	211,475
First Industrial Realty Trust Inc	7,397	414,158
Healthcare Realty Trust Inc	7,860	236,036
Highwoods Properties Inc	6,044	276,150
Hudson Pacific Properties Inc	8,369	220,774
JBG SMITH Properties	6,347	191,235
Jones Lang LaSalle Inc*	2,843	689,228
Kilroy Realty Corp	5,682	373,023
Lamar Advertising Co	4,619	525,781

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Continued)	8/31/21

Security Description	Shares	Value
Life Storage Inc	4,077	$507,342
The Macerich Co	9,276	158,434
Medical Properties Trust Inc	32,668	669,041
National Retail Properties Inc	9,304	442,963
National Storage Affiliates Trust	3,823	218,867
Omega Healthcare Investors Inc	12,731	426,870
Park Hotels & Resorts Inc*	13,160	251,882
Pebblebrook Hotel Trust	7,871	173,398
Physicians Realty Trust	11,481	212,513
PotlatchDeltic Corp	3,706	192,527
PS Business Parks Inc	1,112	174,840
Rayonier Inc	7,791	286,553
Rexford Industrial Realty Inc	7,402	458,406
Sabra Health Care REIT Inc	11,960	191,360
SL Green Realty Corp	3,906	273,732
Spirit Realty Capital Inc	5,819	301,250
STORE Capital Corp	12,450	449,072
Urban Edge Properties	6,939	131,425
		12,747,810
Savings&Loans (0.53%)
New York Community Bancorp Inc	25,710	321,889
Sterling Bancorp	10,983	251,401
Washington Federal Inc	4,201	139,893
		713,183

Total Financial		32,228,528

Industrial (19.83%)
Acuity Brands Inc	2,041	376,626
AECOM*	8,355	547,754
AGCO Corp	3,403	468,321
AptarGroup Inc	3,587	483,528
Arrow Electronics Inc*	4,186	507,427
Avnet Inc	5,517	223,218
Axon Enterprise Inc*	3,457	628,725
Belden Inc	2,251	128,870
Builders FirstSource Inc*	11,368	605,801
Carlisle Cos Inc	2,958	623,369
Clean Harbors Inc*	2,859	293,391
Cognex Corp(a)	9,665	856,511
Coherent Inc*	1,354	342,115
Colfax Corp*	6,495	312,864
Crane Co	2,785	283,429
Curtiss-Wright Corp	2,322	282,773
Donaldson Co Inc	7,045	477,299
Dycom Industries Inc*	1,697	127,835
Eagle Materials Inc	2,332	365,751
EMCOR Group Inc	3,138	381,267
Energizer Holdings Inc	3,289	129,389
EnerSys	2,359	199,548
Flowserve Corp	7,337	285,189
Fluor Corp*	7,046	117,386
GATX Corp	1,939	177,768
Graco Inc	9,415	738,324
Greif Inc	1,668	105,618
Hexcel Corp*	4,708	266,991
Hubbell Inc	3,028	624,101
II-VI Inc*	5,436	342,359
ITT Inc	4,825	461,608
Jabil Inc	7,569	467,613
Kennametal Inc	4,827	179,468
Kirby Corp*	3,327	178,294
Knight-Swift Transportation Holdings Inc	6,796	352,916
Landstar System Inc	2,143	360,088
Lennox International Inc	1,903	637,848
Lincoln Electric Holdings Inc	3,398	474,395
Littelfuse Inc	1,350	385,290
Louisiana-Pacific Corp	5,904	374,550
MasTec Inc*	3,168	289,682
MDU Resources Group Inc	11,113	357,505
Mercury Systems Inc*	3,236	163,030
The Middleby Corp*	2,900	530,526
MSA Safety Inc	2,076	338,056
National Instruments Corp	6,872	287,387
Nordson Corp	2,981	711,267
nVent Electric PLC	9,376	322,159
Oshkosh Corp	3,779	432,998
Owens Corning	5,817	555,814
Regal Beloit Corp	2,291	342,321
Ryder System Inc	3,105	246,816
Silgan Holdings Inc	4,332	183,807
Simpson Manufacturing Co Inc	2,135	241,575
Sonoco Products Co	5,565	363,395
Stericycle Inc*	5,074	353,150
SYNNEX Corp	2,380	302,427
Terex Corp	3,952	201,750
Tetra Tech Inc	3,009	432,815
The Timken Co	3,817	280,702
TopBuild Corp*	1,687	369,099
The Toro Co	5,993	658,870
Trex Co Inc*	6,537	717,501
Trinity Industries Inc	5,026	145,905
Universal Display Corp	2,394	499,364
Valmont Industries Inc	1,193	296,890
Vishay Intertechnology Inc	7,974	175,189
Vontier Corp	9,493	345,260
Werner Enterprises Inc	2,668	125,823
Woodward Inc	3,285	397,288
Worthington Industries Inc	2,014	116,711
XPO Logistics Inc*	5,756	500,254
Total Industrial		26,460,953

Technology (8.68%)
ACI Worldwide Inc*	6,501	209,527
Amkor Technology Inc	5,924	162,732
Aspen Technology Inc*	3,760	486,920
Blackbaud Inc*	2,682	186,909
Brooks Automation Inc	4,091	347,571
CACI International Inc*	1,397	359,783
CDK Global Inc	6,744	280,550
Cerence Inc*,#	2,096	227,290
Ceridian HCM Holding Inc*	6,947	780,495
Cirrus Logic Inc*	3,261	272,848
CMC Materials Inc	1,695	224,791
CommVault Systems Inc*	2,533	205,097
Concentrix Corp*	2,380	412,668
Cree Inc*	6,115	519,653
Envestnet Inc*	3,017	240,968
Fair Isaac Corp*,(a)	1,637	752,594
Genpact Ltd	9,700	503,236
J2 Global Inc*	2,375	327,038
KBR Inc	7,951	309,612
Lattice Semiconductor Corp*	7,569	470,186
Lumentum Holdings Inc*	4,247	367,960
Manhattan Associates Inc*	3,548	578,289
Maximus Inc	3,508	305,512
MKS Instruments Inc	3,055	449,635
NCR Corp*	7,171	304,624
NetScout Systems Inc*	3,968	108,803
Qualys Inc*	1,539	180,648
Sailpoint Technologies Holdings Inc*	4,474	209,652
Science Applications International Corp	2,858	240,729
Semtech Corp*	3,680	257,306
Silicon Laboratories Inc*	2,527	398,306
Synaptics Inc*	1,913	363,049
Teradata Corp*	6,057	331,257
Xerox Holdings Corp	9,398	211,549
Total Technology		11,587,787

Utilities (3.10%)
ALLETE Inc	2,880	194,170
Black Hills Corp	3,620	254,595
Essential Utilities Inc	12,576	624,147
Hawaiian Electric Industries Inc	6,349	276,816
IDACORP Inc	2,936	309,308
National Fuel Gas Co	5,201	269,464
New Jersey Resources Corp	5,564	207,760
NorthWestern Corp	3,039	193,280
OGE Energy Corp	11,085	392,520
ONE Gas Inc	3,072	220,631
PNM Resources Inc	4,449	220,226
Southwest Gas Holdings Inc	3,218	226,258
Spire Inc	3,071	204,836
UGI Corp	11,636	538,863
Total Utilities		4,132,874

Total Common Stock (Cost $78,466,156)		132,881,342

Collateral Received for Securities on Loan (0.47%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 0.09% (Cost $630,195)		630,195

Total Investments (Cost $79,096,351)(b) (100.03%)		$133,511,537
Liabilities in Excess of Other Assets (-0.03%)		45,822
Net Assets (100.00%)		$133,465,715

* Non-income producing security.

# Loaned security; a portion of the security is on loan at August 31, 2021 in the amount of $608,968.

(a) A portion of these securities, a total of $9,126,247, have been pledged or segregated in connection with obligations for futures contracts.

(b) Aggregate cost for federal income tax purpose is $79,140,807.

At August 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$58,285,764
Unrealized depreciation	(3,915,033)
Net unrealized appreciation	$54,370,731

Futures contracts at August 31, 2021:
Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
2 / SEP 2021 / Long / CME	$534,950	$550,400	$15,450

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments	8/31/21

Security Description	Shares	Value
Common Stock (99.24%)

Basic Materials (4.65%)
AdvanSix Inc*	1,999	$72,964
Allegheny Technologies Inc*	8,370	149,488
American Vanguard Corp	1,902	29,158
Arconic Corp*	6,331	218,356
Balchem Corp	2,095	294,180
Carpenter Technology Corp	2,804	93,513
Century Aluminum Co*	3,565	45,703
Clearwater Paper Corp*	1,183	38,436
Domtar Corp*	3,561	195,250
Ferro Corp*	5,477	113,922
GCP Applied Technologies Inc*	3,238	77,194
Glatfelter Corp	3,163	49,975
Hawkins Inc	1,354	51,290
HB Fuller Co	3,369	227,643
Innospec Inc	1,642	153,691
Kaiser Aluminum Corp	1,057	133,457
Koppers Holdings Inc*	1,482	48,758
Kraton Corp*	2,121	89,337
Livent Corp*	9,782	243,278
Mercer International Inc	2,867	32,626
Neenah Inc	1,088	54,824
Quaker Chemical Corp	854	221,288
Rayonier Advanced Materials Inc*	3,576	25,247
Rogers Corp*	1,243	264,026
Schweitzer-Mauduit International Inc	2,067	79,104
Stepan Co	1,381	162,350
Total Basic Materials		3,165,058

Communications (4.46%)
ADTRAN Inc	3,425	70,761
AMC Networks Inc*	1,982	94,204
ATN International Inc	779	35,515
CalAmp Corp*	2,444	27,715
Cincinnati Bell Inc*	3,611	55,934
Cogent Communications Holdings Inc	2,815	204,313
Consolidated Communications Holdings Inc*	5,162	47,852
ePlus Inc*	899	97,290
The EW Scripps Co	3,903	72,362
Extreme Networks Inc*	7,992	86,553
Gannett Co Inc*	9,383	59,582
Harmonic Inc*	6,868	63,460
HealthStream Inc*	1,832	55,674
InterDigital Inc	1,985	143,138
Liquidity Services Inc*	1,928	47,043
Meredith Corp*	2,672	114,923
NETGEAR Inc*	1,998	71,389
Perficient Inc*	2,197	261,926
Plantronics Inc*	2,344	69,804
QuinStreet Inc*	3,238	57,993
Scholastic Corp	1,976	65,682
Shenandoah Telecommunications Co	3,229	96,321
Shutterstock Inc	1,371	158,021
Stamps.com Inc*,(a)	1,161	381,851
TechTarget Inc*	1,557	131,691
Viavi Solutions Inc*	14,793	240,978
Vonage Holdings Corp*	15,519	218,818
Total Communications		3,030,793

Consumer, Cyclical (14.94%)
Abercrombie & Fitch Co*	4,152	148,476
Allegiant Travel Co*	873	168,000
American Axle & Manufacturing Holdings Inc*	7,476	66,312
America’s Car-Mart Inc*	397	51,344
Asbury Automotive Group Inc*	1,250	232,800
Barnes & Noble Education Inc*	2,006	16,369
Bed Bath & Beyond Inc*	6,880	189,475
Big Lots Inc	2,184	106,273
BJ’s Restaurants Inc*	1,372	58,667
Bloomin’ Brands Inc*	5,356	143,487
Boot Barn Holdings Inc*	1,930	172,310
Brinker International Inc*	3,014	160,556
The Buckle Inc	1,891	73,238
Caleres Inc	2,523	62,041
The Cato Corp	1,556	26,857
Cavco Industries Inc*	571	145,891
Century Communities Inc	1,701	119,240
The Cheesecake Factory Inc*	2,449	114,246
Chico’s FAS Inc*	8,496	43,924
The Children’s Place Inc*	943	81,890
Chuy’s Holdings Inc*	1,345	43,390
Conn’s Inc*	1,366	33,604
Cooper-Standard Holdings Inc*	1,206	28,076
Core-Mark Holding Co Inc	3,031	139,426
Daktronics Inc*	3,035	18,483
Dave & Buster’s Entertainment Inc*	3,158	118,172
Designer Brands Inc*	3,952	57,304
Dine Brands Global Inc*	1,098	90,827
Dorman Products Inc*	1,852	173,829
El Pollo Loco Holdings Inc*	1,399	25,378
Ethan Allen Interiors Inc	1,450	34,829
Fiesta Restaurant Group Inc*	1,450	17,415
Fossil Group Inc*	3,328	44,595
Genesco Inc*	1,020	63,271
Gentherm Inc*	2,195	188,375
G-III Apparel Group Ltd*	2,872	88,831
GMS Inc*	2,817	139,188
Group 1 Automotive Inc	1,100	181,984
Guess? Inc	2,510	60,717
Haverty Furniture Cos Inc	1,111	39,585
Hawaiian Holdings Inc*	3,036	61,388
Hibbett Inc	1,106	105,833
HNI Corp	2,445	92,641
Installed Building Products Inc	1,478	183,538
Interface Inc	4,184	60,166
iRobot Corp*	1,874	152,019
Kontoor Brands Inc	3,132	169,003
La-Z-Boy Inc	3,092	108,251
LCI Industries	1,627	230,481
LGI Homes Inc*	1,421	227,829
Lumber Liquidators Holdings Inc*	1,940	40,468
M/I Homes Inc*	1,897	122,148
Macy’s Inc*,(a)	20,082	449,634
The Marcus Corp*	1,646	25,678
MarineMax Inc*	1,536	74,680
MDC Holdings Inc	3,636	189,981
Meritage Homes Corp*	2,469	275,392
Meritor Inc*	4,861	115,303
Methode Electronics Inc	2,510	116,891
Monarch Casino & Resort Inc*	854	54,118
Motorcar Parts of America Inc*	1,357	26,896
Movado Group Inc	1,175	42,465
The ODP Corp*	3,541	167,029
Oxford Industries Inc	1,123	101,407
PC Connection Inc	791	38,292
PetMed Express Inc	1,445	39,795
PriceSmart Inc	1,558	131,822
Red Robin Gourmet Burgers Inc*	926	22,668
Regis Corp*	1,731	9,382
Resideo Technologies Inc*	8,667	279,424
Ruth’s Hospitality Group Inc*	1,944	39,833
Sally Beauty Holdings Inc*	7,446	138,421
ScanSource Inc*	1,809	64,364
Shake Shack Inc*	2,372	205,771
Shoe Carnival Inc	1,280	48,998
Signet Jewelers Ltd	3,385	268,092
SkyWest Inc*	3,356	156,557
Sleep Number Corp*	1,641	151,809
Sonic Automotive Inc	1,578	79,752
Standard Motor Products Inc	1,301	55,800
Steven Madden Ltd	5,003	202,471
Titan International Inc*	3,341	27,764
Tupperware Brands Corp*	3,285	78,413
Unifi Inc*	1,046	24,309
UniFirst Corp	1,013	232,048
Universal Electronics Inc*	997	50,368
Vera Bradley Inc*	1,892	21,682
Veritiv Corp*	911	81,689
Vista Outdoor Inc*	3,876	158,335
Wabash National Corp	3,495	54,312
Winnebago Industries Inc	2,254	156,923
Wolverine World Wide Inc	5,476	196,369
World Fuel Services Corp	4,080	132,029
Zumiez Inc*	1,394	56,025
Total Consumer, Cyclical		10,165,431

Consumer, Non-Cyclical (18.00%)
The Aaron’s Co Inc	2,245	59,537
ABM Industries Inc	4,338	214,818
Addus HomeCare Corp*	991	89,111
Adtalem Global Education Inc*	3,189	117,993
Alarm.com Holdings Inc*	2,918	246,075
American Public Education Inc*	1,102	28,983
AMN Healthcare Services Inc*,(a)	3,051	346,350
Amphastar Pharmaceuticals Inc*	2,454	48,246
The Andersons Inc	2,041	62,006
AngioDynamics Inc*	2,694	76,240
ANI Pharmaceuticals Inc*	753	22,838
Anika Therapeutics Inc*	1,022	44,079
Arlo Technologies Inc*	5,260	32,612
Avanos Medical Inc*	3,101	102,333
B&G Foods Inc#	4,291	130,275
Calavo Growers Inc	1,095	51,377
Cal-Maine Foods Inc	2,229	80,601
Cara Therapeutics Inc*	1,387	21,887
Cardiovascular Systems Inc*	2,591	92,732
Celsius Holdings Inc*	1,764	144,225
Central Garden & Pet Co*	702	32,327
Central Garden & Pet Co - Class A*	2,610	108,759
The Chefs’ Warehouse Inc*	1,825	55,170
Coca-Cola Consolidated Inc	308	125,097
Coherus Biosciences Inc*	4,320	69,034
Collegium Pharmaceutical Inc*	1,483	30,446
Community Health Systems Inc*	7,521	92,584
CONMED Corp	1,871	245,737
Corcept Therapeutics Inc*	6,992	148,790

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/21

Security Description	Shares	Value
CoreCivic Inc*	7,761	$75,437
CorVel Corp*	641	105,643
Covetrus Inc*	6,600	149,094
Cross Country Healthcare Inc*	2,325	50,569
CryoLife Inc*	2,686	70,481
Cutera Inc*	1,019	50,685
Cytokinetics Inc*,#	4,349	143,387
Deluxe Corp	2,788	106,920
Eagle Pharmaceuticals Inc*	724	38,640
Edgewell Personal Care Co	3,507	148,346
elf Beauty Inc*	2,547	78,830
Enanta Pharmaceuticals Inc*	1,144	65,437
Endo International PLC*	14,456	33,104
The Ensign Group Inc	3,398	277,515
EVERTEC Inc	4,010	185,463
Forrester Research Inc*	760	36,138
Fresh Del Monte Produce Inc	1,961	64,478
Fulgent Genetics Inc*,#	811	73,996
Glaukos Corp*	2,792	166,487
Green Dot Corp*	3,393	177,250
Hanger Inc*	2,674	63,855
Heidrick & Struggles International Inc	1,373	59,341
Heska Corp*	538	142,731
Innoviva Inc*	4,184	63,848
Inogen Inc*	1,194	70,673
Integer Holdings Corp*	2,197	217,042
Inter Parfums Inc	1,165	84,509
Invacare Corp*	2,727	23,070
J & J Snack Foods Corp	883	144,600
John B Sanfilippo & Son Inc	629	53,459
The Joint Corp*	851	86,947
Kelly Services Inc	2,377	46,209
Korn Ferry	3,492	246,849
Lantheus Holdings Inc*	4,413	116,371
LeMaitre Vascular Inc	1,174	66,472
Magellan Health Inc*	1,559	147,513
Medifast Inc	695	158,391
MEDNAX Inc*	5,538	177,825
Meridian Bioscience Inc*	2,867	58,028
Merit Medical Systems Inc*	3,169	227,439
MGP Ingredients Inc	853	55,701
ModivCare Inc*	822	162,148
Monro Inc	2,226	126,682
Myriad Genetics Inc*	4,997	178,793
National Beverage Corp	1,539	71,640
Natus Medical Inc*	2,190	58,079
NeoGenomics Inc*,(a)	7,328	356,286
Omnicell Inc*,(a)	2,815	437,083
OraSure Technologies Inc*	4,421	48,410
Organogenesis Holdings Inc*	3,226	55,036
Orthofix Medical Inc*	1,364	57,834
Owens & Minor Inc	4,502	167,835
Pacira BioSciences Inc*	2,858	169,451
The Pennant Group Inc*	1,684	51,480
Perdoceo Education Corp*	4,611	50,629
Phibro Animal Health Corp	1,453	35,293
Prestige Consumer Healthcare Inc*	2,853	163,734
Quanex Building Products Corp	2,375	55,955
RadNet Inc*	2,988	93,853
REGENXBIO Inc*	1,997	64,503
Rent-A-Center Inc	3,850	242,858
Resources Connection Inc	2,156	34,065
Select Medical Holdings Corp	6,976	241,160
Seneca Foods Corp*	442	21,645
The Simply Good Foods Co*	5,604	199,614
SpartanNash Co	2,603	55,965
Spectrum Pharmaceuticals Inc*	8,092	19,016
Strategic Education Inc	1,590	124,465
Supernus Pharmaceuticals Inc*	3,522	96,961
Surmodics Inc*	970	58,268
Tactile Systems Technology Inc*	1,362	60,582
Team Inc*	2,174	9,740
Tivity Health Inc*	2,501	58,148
TrueBlue Inc*	2,412	65,920
United Natural Foods Inc*	3,630	133,584
Universal Corp	1,631	82,529
US Physical Therapy Inc	855	100,377
USANA Health Sciences Inc*	735	71,317
Vanda Pharmaceuticals Inc*	3,820	63,947
Varex Imaging Corp*	2,748	80,159
Vector Group Ltd	8,486	127,460
Vericel Corp*	2,991	162,022
Viad Corp*	1,455	62,841
WD-40 Co	885	212,073
Xencor Inc*	3,632	123,016
Total Consumer, Non-Cyclical		12,241,491

Energy (3.87%)
Archrock Inc	8,479	65,119
Bonanza Creek Energy Inc	1,330	51,710
Bristow Group Inc*	749	23,638
Callon Petroleum Co*,#	2,796	95,539
CONSOL Energy Inc*	2,184	49,861
Core Laboratories NV	2,961	81,605
DMC Global Inc*	786	31,574
Dril-Quip Inc*	2,345	56,984
FutureFuel Corp	1,848	14,802
Green Plains Inc*	2,420	84,942
Helix Energy Solutions Group Inc*	9,162	34,449
Helmerich & Payne Inc	6,975	187,767
Laredo Petroleum Inc*	645	34,849
Matador Resources Co	6,418	184,518
Matrix Service Co*	1,945	21,940
Nabors Industries Ltd*	420	35,423
NOW Inc*	5,519	42,386
Oceaneering International Inc*	6,554	80,614
Oil States International Inc*	4,333	25,391
Par Pacific Holdings Inc*	2,639	43,517
Patterson-UTI Energy Inc	12,535	97,272
PBF Energy Inc*	6,616	68,806
PDC Energy Inc	6,453	269,413
Penn Virginia Corp*	964	19,955
ProPetro Holding Corp*	5,328	41,239
Range Resources Corp*	14,947	218,525
Renewable Energy Group Inc*	2,628	127,248
REX American Resources Corp*	401	33,989
RPC Inc*	3,687	14,121
SM Energy Co	7,033	134,330
Southwestern Energy Co*	38,772	176,413
SunCoke Energy Inc	5,463	37,968
Talos Energy Inc*	1,436	17,806
US Silica Holdings Inc*	5,269	46,262
Warrior Met Coal Inc	3,658	81,903
Total Energy		2,631,878

Financial (25.13%)
Banks (9.30%)
Allegiance Bancshares Inc	1,202	44,678
Ameris Bancorp	4,502	221,678
BancFirst Corp	1,006	56,899
The Bancorp Inc*	3,287	81,057
BankUnited Inc	5,511	231,627
Banner Corp	2,364	135,221
Cadence BanCorp	8,049	173,134
Central Pacific Financial Corp	2,032	51,430
City Holding Co	1,050	81,795
Columbia Banking System Inc	4,632	168,420
Community Bank System Inc	3,471	256,854
Customers Bancorp Inc*	2,063	85,429
CVB Financial Corp	8,520	173,467
Dime Community Bancshares Inc	1,639	54,087
Eagle Bancorp Inc	2,155	124,344
FB Financial Corp	2,073	85,387
First BanCorp/Puerto Rico	14,114	179,671
First Bancorp	1,372	57,295
First Commonwealth Financial Corp	6,398	86,501
First Financial Bancorp	6,297	148,042
First Hawaiian Inc	7,746	216,191
First Midwest Bancorp Inc	7,544	141,299
Flagstar Bancorp Inc	2,709	133,987
Great Western Bancorp Inc	3,661	113,345
Hanmi Financial Corp	2,228	42,956
Heritage Financial Corp	2,370	60,317
Hilltop Holdings Inc	4,320	144,590
HomeStreet Inc	1,518	62,010
Hope Bancorp Inc	8,287	114,278
Independent Bank Corp	2,204	169,047
Independent Bank Group Inc	2,447	172,342
Lakeland Financial Corp	1,632	108,381
Meta Financial Group Inc	2,085	102,561
National Bank Holdings Corp	2,037	76,388
NBT Bancorp Inc	2,917	104,604
OFG Bancorp	3,389	80,692
Old National Bancorp	11,042	183,960
Park National Corp	722	84,647
Preferred Bank	877	56,032
Renasant Corp	3,777	132,573
S&T Bancorp Inc	2,541	75,722
Seacoast Banking Corp of Florida	3,573	114,122
ServisFirst Bancshares Inc	3,122	229,217
Simmons First National Corp	6,990	203,060
Southside Bancshares Inc	2,091	78,810
Tompkins Financial Corp	798	63,513
Triumph Bancorp Inc*	1,512	124,317
TrustCo Bank Corp NY	1,388	44,541
United Community Banks Inc	5,657	170,672
Veritex Holdings Inc	3,196	114,832
Walker & Dunlop Inc	1,944	215,881
Westamerica BanCorp	1,810	102,699
		6,334,602
Diversified Financial Service (1.74%)
B Riley Financial Inc	1,140	74,716
Blucora Inc*	3,171	52,036
Brightsphere Investment Group Inc	2,941	79,966
Encore Capital Group Inc*	1,980	97,436
Enova International Inc*	2,418	79,746
EZCORP Inc*	4,257	29,331
Greenhill & Co Inc	1,066	15,713
Mr Cooper Group Inc*	4,570	177,682
Piper Sandler Cos	918	131,201
PRA Group Inc*	3,048	128,016
StoneX Group Inc*	1,067	74,359

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/21

Security Description	Shares	Value
Virtus Investment Partners Inc	481	$150,409
WisdomTree Investments Inc	7,365	46,473
World Acceptance Corp*	255	48,417
		1,185,501
Insurance (2.80%)
Ambac Financial Group Inc*	3,262	45,962
American Equity Investment Life Holding Co	5,555	176,038
AMERISAFE Inc	1,293	74,412
Assured Guaranty Ltd	4,953	246,957
eHealth Inc*	1,677	64,816
Employers Holdings Inc	1,968	81,023
Genworth Financial Inc*	32,702	122,633
HCI Group Inc#	459	51,252
Horace Mann Educators Corp	2,779	113,939
James River Group Holdings Ltd	2,043	75,162
NMI Holdings Inc*	5,506	124,270
Palomar Holdings Inc*	1,266	113,687
ProAssurance Corp	3,557	90,704
Safety Insurance Group Inc	941	76,513
Selectquote Inc*	2,846	27,179
SiriusPoint Ltd*	5,736	56,270
Stewart Information Services Corp	1,698	106,889
Trupanion Inc*	1,947	178,306
United Fire Group Inc	1,524	39,563
United Insurance Holdings Corp	1,680	6,401
Universal Insurance Holdings Inc	2,188	31,157
		1,903,133
Real Estate (9.40%)
Acadia Realty Trust	5,770	122,439
Agree Realty Corp(a)	4,105	306,028
Alexander & Baldwin Inc	4,865	101,581
American Assets Trust Inc	3,246	129,256
Apollo Commercial Real Estate Finance Inc	8,591	133,590
Armada Hoffler Properties Inc	3,969	53,304
ARMOUR Residential REIT Inc	4,218	45,807
Brandywine Realty Trust	11,409	158,357
Capstead Mortgage Corp	6,776	46,687
CareTrust REIT Inc	6,403	140,802
Centerspace	832	84,182
Chatham Lodging Trust*	3,361	40,332
Community Healthcare Trust Inc	1,456	70,631
DiamondRock Hospitality Co*	13,438	121,480
Diversified Healthcare Trust	15,727	58,976
Easterly Government Properties Inc	5,311	113,496
Ellington Financial Inc	1,416	26,224
Essential Properties Realty Trust Inc	7,581	245,700
Four Corners Property Trust Inc	4,936	141,219
Franklin Street Properties Corp	6,376	30,605
The GEO Group Inc#	6,097	47,252
Getty Realty Corp	2,449	77,462
Global Net Lease Inc	5,985	101,745
Granite Point Mortgage Trust Inc	3,929	54,063
Hersha Hospitality Trust*	2,572	24,125
Independence Realty Trust Inc	6,510	133,325
Industrial Logistics Properties Trust	4,361	119,622
Innovative Industrial Properties Inc(a)	1,475	362,715
Invesco Mortgage Capital Inc#	12,843	40,070
iStar Inc#	4,883	129,155
Kite Realty Group Trust	5,604	113,537
KKR Real Estate Finance Trust Inc	1,729	36,880
Lexington Realty Trust	17,951	242,877
LTC Properties Inc	2,624	90,554
Mack-Cali Realty Corp*	5,931	106,046
Marcus & Millichap Inc*	1,681	65,929
New York Mortgage Trust Inc	24,542	108,476
NexPoint Residential Trust Inc	1,473	95,436
Office Properties Income Trust	3,225	85,559
PennyMac Mortgage Investment Trust	6,332	122,904
RE/MAX Holdings Inc	1,277	42,767
Ready Capital Corp	2,655	40,648
Realogy Holdings Corp*	7,684	134,854
Redwood Trust Inc	7,449	92,889
Retail Opportunity Investments Corp	7,888	142,615
Retail Properties of America Inc	11,791	155,877
RPT Realty	5,757	74,496
Safehold Inc	946	84,771
Saul Centers Inc	843	38,845
Service Properties Trust	10,635	121,558
SITE Centers Corp	9,212	148,405
The St Joe Co	2,077	96,103
Summit Hotel Properties Inc*	6,976	65,016
Tanger Factory Outlet Centers Inc	6,168	103,129
Two Harbors Investment Corp	20,244	133,610
Uniti Group Inc	15,491	202,467
Universal Health Realty Income Trust	828	49,042
Urstadt Biddle Properties Inc	2,141	40,850
Washington Real Estate Investment Trust	5,482	137,817
Whitestone REIT	2,910	28,547
Xenia Hotels & Resorts Inc*	7,607	132,514
		6,395,248
Savings&Loans (1.89%)
Axos Financial Inc*	3,322	161,051
Banc of California Inc	3,213	57,738
Berkshire Hills Bancorp Inc	3,076	78,838
Brookline Bancorp Inc	5,218	78,113
Capitol Federal Financial Inc	8,349	96,347
Investors Bancorp Inc	14,560	208,354
Northfield Bancorp Inc	3,099	52,373
Northwest Bancshares Inc	8,469	110,266
Pacific Premier Bancorp Inc	5,653	225,894
Provident Financial Services Inc	4,301	94,923
WSFS Financial Corp	2,661	120,836
		1,284,733

Total Financial		17,103,217

Industrial (17.53%)
AAON Inc	2,637	179,606
AAR Corp*	2,190	74,132
Advanced Energy Industries Inc	2,477	223,376
Aerojet Rocketdyne Holdings Inc	4,783	198,590
AeroVironment Inc*	1,474	150,879
Alamo Group Inc	650	100,757
Albany International Corp	2,054	160,890
American Woodmark Corp*	1,115	78,563
Apogee Enterprises Inc	1,741	74,828
Applied Industrial Technologies Inc	2,506	222,558
Applied Optoelectronics Inc*	1,515	11,105
ArcBest Corp	1,691	112,840
Arcosa Inc	3,115	158,304
Astec Industries Inc	1,504	91,955
Atlas Air Worldwide Holdings Inc*	1,748	127,901
AZZ Inc	1,735	92,909
Badger Meter Inc	1,884	201,758
Barnes Group Inc	3,125	148,969
Benchmark Electronics Inc	2,427	65,602
Boise Cascade Co	2,535	146,650
Brady Corp	3,226	172,043
Chart Industries Inc*,(a)	2,330	438,923
CIRCOR International Inc*	1,426	50,980
Comfort Systems USA Inc	2,340	177,793
Comtech Telecommunications Corp	1,747	44,583
Dorian LPG Ltd	2,072	27,392
DXP Enterprises Inc*	1,147	34,387
Echo Global Logistics Inc*	1,756	57,737
Encore Wire Corp	1,373	116,719
Enerpac Tool Group Corp	3,859	97,092
EnPro Industries Inc	1,372	117,320
ESCO Technologies Inc	1,684	151,762
Exponent Inc(a)	3,407	398,276
Fabrinet*	2,458	253,223
FARO Technologies Inc*	1,177	81,142
Federal Signal Corp	4,041	164,186
Forward Air Corp	1,815	160,029
Franklin Electric Co Inc	2,481	210,835
Gibraltar Industries Inc*	2,180	162,759
Granite Construction Inc	3,111	126,120
The Greenbrier Cos Inc	2,166	95,521
Griffon Corp	3,050	73,810
Harsco Corp*	5,252	95,796
Haynes International Inc	896	35,168
Heartland Express Inc	3,348	56,179
Hillenbrand Inc	4,854	225,323
Hub Group Inc*	2,241	157,318
Ichor Holdings Ltd*	1,611	71,383
Insteel Industries Inc	1,310	48,470
Itron Inc*	2,868	240,941
John Bean Technologies Corp	2,052	299,366
Kaman Corp	1,860	72,689
Knowles Corp*	6,051	121,020
Lindsay Corp	723	119,114
Lydall Inc*	1,255	77,785
Marten Transport Ltd	3,797	59,195
Materion Corp	1,352	98,737
Matson Inc	2,896	229,276
Matthews International Corp	2,048	75,837
Mesa Laboratories Inc	287	76,606
Moog Inc	1,898	150,777
Mueller Industries Inc	3,818	170,321
Myers Industries Inc	2,544	58,003
MYR Group Inc*	1,085	112,851
National Presto Industries Inc	360	30,074
O-I Glass Inc*	10,182	154,054
Olympic Steel Inc	587	16,002
OSI Systems Inc*	1,130	111,802
Park Aerospace Corp	1,578	23,007
Patrick Industries Inc	1,482	120,946
PGT Innovations Inc*	3,924	83,307
Plexus Corp*	1,863	171,079
Powell Industries Inc	713	18,039
Proto Labs Inc*	1,786	132,450
Raven Industries Inc*	2,386	139,223
Saia Inc*,(a)	1,726	414,462

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/21

Security Description	Shares	Value
Sanmina Corp*	4,330	$170,948
SPX Corp*	2,989	186,753
SPX FLOW Inc	2,726	219,525
Standex International Corp	817	81,079
Sturm Ruger & Co Inc	1,189	92,968
Tennant Co	1,234	91,291
TimkenSteel Corp*	2,857	39,084
Tredegar Corp	1,767	23,466
Trinseo SA	2,559	132,889
Triumph Group Inc*	3,587	66,216
TTM Technologies Inc*	6,638	92,932
UFP Industries Inc(a)	3,958	297,167
US Ecology Inc*	1,822	65,319
Vicor Corp*	1,349	166,426
Watts Water Technologies Inc	1,776	304,708
Total Industrial		11,932,175

Technology (8.91%)
3D Systems Corp*	8,262	251,495
8x8 Inc*	6,972	168,374
Agilysys Inc*	1,424	80,926
Allscripts Healthcare Solutions Inc*	8,964	137,687
Apollo Medical Holdings Inc*	851	64,599
Axcelis Technologies Inc*	2,322	115,427
Bottomline Technologies DE Inc*	2,588	109,395
CEVA Inc*	1,480	71,410
Cohu Inc*	2,793	99,654
Computer Programs and Systems Inc	894	31,800
CSG Systems International Inc	2,212	106,641
CTS Corp	2,147	75,317
Diebold Nixdorf Inc*	5,500	59,840
Digi International Inc*	2,028	44,575
Diodes Inc*	2,808	271,899
Donnelley Financial Solutions Inc*	1,960	65,366
DSP Group Inc*	1,647	36,069
Ebix Inc	1,594	45,875
ExlService Holdings Inc*	2,165	266,598
FormFactor Inc*	5,154	200,388
Insight Enterprises Inc*	2,270	233,560
Kulicke & Soffa Industries Inc	4,014	281,743
LivePerson Inc*	4,137	265,182
ManTech International Corp	1,815	143,694
MaxLinear Inc*	4,450	232,424
MicroStrategy Inc*,#,(a)	478	331,875
NextGen Healthcare Inc*	3,468	52,922
OneSpan Inc*	2,332	44,938
Onto Innovation Inc*	3,158	234,103
PDF Solutions Inc*	1,992	44,860
Photronics Inc*	4,101	61,802
Pitney Bowes Inc	9,991	74,633
Power Integrations Inc(a)	3,951	429,235
Progress Software Corp	2,859	133,115
Rambus Inc*	7,226	171,979
Simulations Plus Inc	871	38,585
SMART Global Holdings Inc*	942	45,649
SPS Commerce Inc*	2,361	319,986
Tabula Rasa HealthCare Inc*	1,408	44,084
TTEC Holdings Inc	1,178	124,232
Ultra Clean Holdings Inc*	2,695	124,617
Unisys Corp*	3,709	89,795
Veeco Instruments Inc*	3,502	79,811
Xperi Holding Corp	6,977	149,098
Total Technology		6,055,257

Utilities (1.75%)
American States Water Co	2,386	220,013
Avista Corp	4,542	190,083
California Water Service Group	3,304	209,969
Chesapeake Utilities Corp	1,162	151,873
Middlesex Water Co	1,127	123,305
Northwest Natural Holding Co	2,034	104,649
South Jersey Industries Inc	6,618	164,193
Unitil Corp	486	24,106
Total Utilities		1,188,191

Total Common Stock (Cost $41,269,253)		67,513,491

Right (0.00%)
Lantheus Holdings Inc*,(b)	6,190	—
Collateral Received for Securities on Loan (1.55%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 0.09% (Cost $1,054,578)		1,054,578

Total Investments (Cost $42,323,830)(c) (100.79%)		68,568,069
Liabilities in Excess of Other Assets (-0.79%)		537,374
Net Assets (100.00%)		$68,030,695

* Non-income producing security.

# Loaned security; a portion of the security is on loan at August 31, 2021 in the amount of $1,032,066.

(a) A portion of these securities, a total of $4,949,903, have been pledged or segregated in connection with obligations for futures contracts.

(b) Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value securities is $0.

(c) Aggregate cost for federal income tax purpose is $42,364,626.

At August 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$29,455,061
Unrealized depreciation	(3,251,618)
Net unrealized appreciation	$26,203,443

Futures contracts at August 31, 2021:
Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
4 / SEP 2021 / Long / CME	$448,585	$454,240	$5,655

Shelton Equity Income Fund	Portfolio of Investments	8/31/21

Security Description	Shares	Value
Common Stock (97.27%)

Basic Materials (4.28%)
Dow Inc(a)	42,800	$2,692,120
DuPont de Nemours Inc(a)	25,000	1,850,500
Freeport-McMoRan Inc(a)	59,200	2,154,288
Linde PLC(a)	5,500	1,730,245
Newmont Corp(a)	10,000	579,900
Sensient Technologies Corp(a)	8,500	738,225
Total Basic Materials		9,745,278

Communications (15.77%)
Alphabet Inc - Class A*,(a)	1,100	3,183,345
Alphabet Inc - Class C*,(a)	1,100	3,200,164
Amazon.com Inc*,(a)	1,600	5,553,264
AT&T Inc(a)	30,000	822,600
Cisco Systems Inc(a)	69,500	4,101,890
Comcast Corp(a)	32,500	1,972,100
eBay Inc(a)	29,000	2,225,460
Facebook Inc*,(a)	14,200	5,387,196
Motorola Solutions Inc(a)	8,000	1,953,760
T-Mobile US Inc*,(a)	15,600	2,137,512
Verizon Communications Inc(a)	54,300	2,986,500
The Walt Disney Co*,(a)	13,300	2,411,290
Total Communications		35,935,081

Consumer, Cyclical (7.29%)
Amerityre Corp*	20,000,000	1,020,000
Costco Wholesale Corp(a)	3,200	1,457,568
Domino’s Pizza Inc(a)	2,000	1,033,780
Ford Motor Co*,(a)	100,000	1,303,000
LKQ Corp*,(a)	40,000	2,107,600
Lowe’s Cos Inc(a)	15,700	3,201,073
Southwest Airlines Co*,(a)	41,400	2,060,892
Starbucks Corp(a)	25,000	2,937,250
Target Corp(a)	6,000	1,481,880
Total Consumer, Cyclical		16,603,043

Consumer, Non-Cyclical (13.04%)
Abbott Laboratories(a)	12,200	1,541,714
AbbVie Inc(a)	19,000	2,294,820
AmerisourceBergen Corp(a)	7,000	855,470
Anthem Inc(a)	4,500	1,688,085
Biogen Inc*,(a)	4,800	1,626,768
Boston Scientific Corp*,(a)	55,000	2,483,250
Bristol-Myers Squibb Co(a)	7,500	501,450
Colgate-Palmolive Co(a)	7,400	576,830
Conagra Brands Inc(a)	10,000	331,200
The Estee Lauder Cos Inc(a)	6,400	2,179,136
Gilead Sciences Inc(a)	7,000	509,460
Johnson & Johnson(a)	12,600	2,181,438
Merck & Co Inc(a)	10,000	762,900
Molson Coors Beverage Co(a)	38,200	1,815,646
Organon & Co(a)	1,000	33,890
PayPal Holdings Inc*,(a)	15,300	4,416,498
Regeneron Pharmaceuticals Inc*,(a)	2,000	1,346,800

See accompanying notes to financial statements.

Shelton Equity Income Fund	Portfolio of Investments (Continued)	8/31/21

Security Description	Shares	Value
Sprouts Farmers Market Inc*,(a)	110,000	$2,739,000
Vertex Pharmaceuticals Inc*,(a)	8,400	1,682,436
Viatris Inc(a)	10,000	146,300
Total Consumer, Non-Cyclical		29,713,091

Energy (6.13%)
BP PLC(a)	52,000	1,271,920
Chevron Corp(a)	40,000	3,870,800
ConocoPhillips(a)	34,300	1,904,679
Exxon Mobil Corp(a)	62,100	3,385,692
Phillips 66(a)	23,000	1,635,070
Royal Dutch Shell PLC(a)	20,000	795,200
Schlumberger NV(a)	39,100	1,096,364
Total Energy		13,959,725

Financial (21.17%)
Banks (9.02%)
Bank of America Corp(a)	90,000	3,757,500
Citigroup Inc(a)	21,800	1,567,638
The Goldman Sachs Group Inc(a)	6,300	2,605,113
JPMorgan Chase & Co(a)	29,100	4,654,545
Morgan Stanley(a)	27,000	2,819,610
SVB Financial Group*,(a)	4,000	2,238,000
US Bancorp(a)	10,000	573,900
Wells Fargo & Co(a)	50,800	2,321,560
		20,537,866
Diversified Financial Service (4.82%)
American Express Co(a)	13,400	2,223,864
Capital One Financial Corp(a)	16,000	2,655,520
The Charles Schwab Corp(a)	30,000	2,185,500
Discover Financial Services(a)	15,000	1,923,300
Visa Inc(a)	8,700	1,993,170
		10,981,354
Insurance (2.52%)
Berkshire Hathaway Inc*,(a)	18,700	5,343,899
Principal Financial Group Inc(a)	6,000	400,860
		5,744,759
Real Estate (4.81%)
American Tower Corp(a)	14,000	4,090,380
CBRE Group Inc*,(a)	23,000	2,214,900
Public Storage(a)	14,400	4,659,984
		10,965,264

Total Financial		48,229,243

Industrial (10.66%)
Atlas Corp(a)	25,000	375,250
The Boeing Co*,(a)	9,700	2,129,150
Carrier Global Corp(a)	11,000	633,600
Caterpillar Inc(a)	13,700	2,888,919
Deere & Co(a)	9,700	3,666,891
FedEx Corp(a)	8,900	2,364,641
Lockheed Martin Corp(a)	6,700	2,410,660
Masco Corp(a)	24,000	1,457,280
Otis Worldwide Corp(a)	6,000	553,320
Raytheon Technologies Corp(a)	32,700	2,771,652
Union Pacific Corp(a)	16,400	3,556,176
Westrock Co(a)	28,200	1,467,528
Total Industrial		24,275,067

Technology (12.91%)
Adobe Inc*,(a)	4,900	3,252,130
Apple Inc(a)	36,500	5,541,795
Fiserv Inc*,(a)	10,000	1,177,900
Intel Corp(a)	26,000	1,405,560
Intuit Inc(a)	2,000	1,132,220
Microsoft Corp(a)	14,400	4,347,072
NetApp Inc(a)	25,900	2,303,287
NVIDIA Corp(a)	13,600	3,044,360
Oracle Corp(a)	5,000	445,650
QUALCOMM Inc(a)	26,600	3,901,954
salesforce.com Inc*,(a)	8,500	2,254,795
Seagate Technology Holdings PLC(a)	7,000	613,130
Total Technology		29,419,853
Utilities (6.02%)
American Electric Power Co Inc(a)	1,200	107,484
American Water Works Co Inc(a)	11,300	2,059,425
Consolidated Edison Inc(a)	5,000	377,250
Dominion Energy Inc(a)	24,400	1,899,296
Duke Energy Corp(a)	10,000	1,046,600
NextEra Energy Inc	39,000	3,275,610
Public Service Enterprise Group Inc(a)	31,000	1,982,140
The Southern Co(a)	45,000	2,957,850
Total Utilities		13,705,655

Total Common Stock (Cost $187,155,949)		221,586,036

Total Investments (Cost $187,155,949)(b) (97.27%)		$221,586,036
Other Assets Less Liabilities (2.73%)		6,217,461
Net Assets (100.00%)		$227,803,497

* Non-income producing security.

(a) A portion of these securities, a total of $201,207,731, have been pledged or segregated in connection with written options.

(b) Aggregate cost for federal income tax purpose is $187,227,876.

At August 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$39,426,304
Unrealized depreciation	(5,444,380)
Net unrealized appreciation	$33,981,924

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Apple Inc	9/17/2021	(50)	$160.00	$800,000	$(3,450)
AbbVie Inc	9/17/2021	(30)	120.00	360,000	(6,600)
AmerisourceBergen Corp	9/17/2021	(20)	123.00	246,000	(1,300)
Abbott Laboratories	9/17/2021	(30)	128.00	384,000	(2,820)
Adobe Inc	9/17/2021	(7)	675.00	472,500	(3,815)
Amazon.com Inc	9/17/2021	(4)	3,550.00	1,420,000	(9,684)
Anthem Inc	9/17/2021	(15)	385.00	577,500	(3,975)
American Express Co	9/17/2021	(50)	170.00	850,000	(7,500)
The Boeing Co	9/17/2021	(27)	230.00	621,000	(4,266)
Bank of America Corp	9/17/2021	(300)	43.00	1,290,000	(9,000)
Biogen Inc	9/17/2021	(24)	370.00	888,000	(4,800)
Bristol-Myers Squibb Co	9/17/2021	(25)	70.00	175,000	(350)
BP PLC	9/17/2021	(100)	26.00	260,000	(1,300)
Berkshire Hathaway Inc	9/17/2021	(75)	290.00	2,175,000	(11,625)
Boston Scientific Corp	9/17/2021	(150)	46.00	690,000	(6,750)
Citigroup Inc	9/17/2021	(90)	74.00	666,000	(5,670)
Conagra Brands Inc	9/17/2021	(50)	34.00	170,000	(1,100)
Caterpillar Inc	9/17/2021	(27)	220.00	594,000	(2,052)
Comcast Corp	9/17/2021	(325)	60.00	1,950,000	(41,600)
Capital One Financial Corp	9/17/2021	(64)	174.40	1,116,160	(6,016)
ConocoPhillips	9/17/2021	(43)	59.00	253,700	(1,806)
Costco Wholesale Corp	9/17/2021	(32)	455.00	1,456,000	(19,520)
salesforce.com Inc	9/17/2021	(15)	270.00	405,000	(4,290)
Cisco Systems Inc	9/17/2021	(125)	57.50	718,750	(23,750)
Chevron Corp	9/17/2021	(80)	103.00	824,000	(2,000)
DuPont de Nemours Inc	9/17/2021	(50)	76.00	380,000	(2,875)

See accompanying notes to financial statements.

Shelton Equity Income Fund	Portfolio of Investments (Continued)	8/31/21

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Deere & Co	9/17/2021	(27)	$400.00	$1,080,000	$(2,700)
Discover Financial Services	9/17/2021	(30)	135.00	405,000	(2,790)
The Walt Disney Co	9/17/2021	(23)	185.00	425,500	(3,887)
Dow Inc	9/17/2021	(136)	65.00	884,000	(6,800)
Domino’s Pizza Inc	9/17/2021	(10)	550.00	550,000	(1,200)
Duke Energy Corp	9/17/2021	(50)	110.00	550,000	(850)
eBay Inc	9/17/2021	(75)	80.00	600,000	(3,675)
Consolidated Edison Inc	9/17/2021	(15)	80.00	120,000	(75)
The Estee Lauder Cos Inc	9/17/2021	(14)	350.00	490,000	(2,520)
Facebook Inc	9/17/2021	(32)	400.00	1,280,000	(3,744)
Freeport-McMoRan Inc	9/17/2021	(292)	39.00	1,138,800	(9,928)
FedEx Corp	9/17/2021	(19)	275.00	522,500	(2,774)
Fiserv Inc	9/17/2021	(30)	120.00	360,000	(3,300)
Alphabet Inc - Class A	9/17/2021	(2)	3,000.00	600,000	(1,300)
Alphabet Inc - Class C	9/17/2021	(2)	3,000.00	600,000	(2,200)
The Goldman Sachs Group Inc	9/17/2021	(23)	425.00	977,500	(8,142)
Intel Corp	9/17/2021	(60)	55.00	330,000	(3,240)
Intuit Inc	9/17/2021	(10)	580.00	580,000	(3,200)
Johnson & Johnson	9/17/2021	(26)	180.00	468,000	(650)
JPMorgan Chase & Co	9/17/2021	(116)	165.00	1,914,000	(9,860)
Linde PLC	9/17/2021	(23)	320.00	736,000	(3,680)
Lockheed Martin Corp	9/17/2021	(17)	370.00	629,000	(2,380)
Lowe’s Cos Inc	9/17/2021	(27)	215.00	580,500	(1,215)
Masco Corp	10/15/2021	(40)	65.00	260,000	(2,200)
Merck & Co Inc	9/17/2021	(30)	80.00	240,000	(300)
Morgan Stanley	9/17/2021	(70)	108.00	756,000	(4,900)
Microsoft Corp	9/17/2021	(18)	305.00	549,000	(4,680)
Motorola Solutions Inc	9/17/2021	(20)	240.00	480,000	(11,000)
Newmont Corp	9/17/2021	(50)	59.00	295,000	(2,900)
NetApp Inc	10/15/2021	(59)	95.00	560,500	(5,192)
NVIDIA Corp	9/17/2021	(36)	240.00	864,000	(4,500)
Phillips 66	9/17/2021	(40)	75.00	300,000	(2,400)
PayPal Holdings Inc	9/17/2021	(18)	300.00	540,000	(4,032)
QUALCOMM Inc	9/17/2021	(66)	150.00	990,000	(7,722)
Regeneron Pharmaceuticals Inc	9/17/2021	(5)	700.00	350,000	(2,800)
Raytheon Technologies Corp	9/17/2021	(57)	87.50	498,750	(1,938)
The Charles Schwab Corp	9/17/2021	(120)	75.00	900,000	(10,920)
SVB Financial Group	9/17/2021	(10)	600.00	600,000	(3,730)
Schlumberger NV	9/17/2021	(91)	30.00	273,000	(2,093)
Seagate Technology Holdings PLC	9/17/2021	(10)	95.00	95,000	(360)
AT&T Inc	10/15/2021	(100)	28.00	280,000	(3,200)
Molson Coors Beverage Co	10/15/2021	(82)	50.00	410,000	(6,970)
Target Corp	9/17/2021	(20)	260.00	520,000	(900)
T-Mobile US Inc	9/17/2021	(46)	142.00	653,200	(2,369)
Union Pacific Corp	9/17/2021	(34)	235.00	799,000	(340)
US Bancorp	10/15/2021	(40)	60.00	240,000	(3,080)
Visa Inc	9/17/2021	(17)	240.00	408,000	(901)
Verizon Communications Inc	9/17/2021	(143)	55.00	786,500	(7,722)
Wells Fargo & Co	9/17/2021	(208)	50.00	1,040,000	(2,080)
Westrock Co	9/17/2021	(59)	52.50	309,750	(5,959)
Exxon Mobil Corp	9/17/2021	(121)	57.50	695,750	(3,025)
Total Written Call Options (Premiums Received $455,591)				$50,256,860	$(376,237)

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments	8/31/21

Security Description	Shares	Value
Common Stock (99.30%)

Communications (31.06%)
Internet (25.01%)
Alphabet Inc - Class A*	16,337	$47,278,461
Alphabet Inc - Class C*	17,578	51,138,622
Amazon.com Inc*,(a)	27,397	95,089,235
Baidu Inc*	21,419	3,363,211
Booking Holdings Inc*	3,393	7,802,780
CDW Corp	11,603	2,327,678
eBay Inc	55,942	4,292,989
Facebook Inc*,(a)	130,164	49,381,618
JD.com Inc*	67,741	5,321,733
Match Group Inc*	22,342	3,070,684
MercadoLibre Inc*	4,121	7,695,761
Netflix Inc*	36,654	20,863,090
Okta Inc*	10,337	2,724,833
Pinduoduo Inc*	31,276	3,128,226
Trip.com Group Ltd*	42,441	1,294,026
VeriSign Inc*	9,260	2,002,568
		306,775,515
Media (3.22%)
Charter Communications Inc*	15,596	12,736,629
Comcast Corp	379,014	22,998,570
Fox Corp - Class A	26,337	986,057
Fox Corp - Class B	19,554	677,155
Sirius XM Holdings Inc#	344,861	2,162,278
		39,560,689
Telecommunications (2.83%)
Cisco Systems Inc	348,374	20,561,033
T-Mobile US Inc*	103,073	14,123,062
		34,684,095

Total Communications		381,020,299

Consumer, Cyclical (8.62%)
Copart Inc*	19,162	2,765,460
Costco Wholesale Corp	36,582	16,662,735
Dollar Tree Inc*	19,086	1,728,046
Fastenal Co	46,586	2,601,828
Lululemon Athletica Inc*	10,343	4,138,958
Marriott International Inc*	26,919	3,637,834
O’Reilly Automotive Inc*	5,879	3,492,596
PACCAR Inc	28,114	2,301,693
Peloton Interactive Inc*	22,216	2,225,821
Ross Stores Inc	29,479	3,490,314
Starbucks Corp	97,406	11,444,231
Tesla Inc*	64,763	47,647,434
Walgreens Boots Alliance Inc	70,271	3,566,253
Total Consumer, Cyclical		105,703,203

Consumer, Non-Cyclical (12.79%)
Align Technology Inc*	6,541	4,637,569
Amgen Inc	47,244	10,654,939
Automatic Data Processing Inc	35,176	7,353,191
Biogen Inc*	12,488	4,232,308
Cintas Corp	8,684	3,436,867
Dexcom Inc*	7,994	4,232,183
Gilead Sciences Inc	103,678	7,545,685
IDEXX Laboratories Inc*	7,049	4,749,334
Illumina Inc*	12,069	5,517,464
Incyte Corp*	17,772	1,359,380
Intuitive Surgical Inc*	9,788	10,312,245
Keurig Dr Pepper Inc	117,170	4,179,454
The Kraft Heinz Co	101,113	3,639,057
Moderna Inc*	33,192	12,503,094
Mondelez International Inc	116,062	7,203,968
Monster Beverage Corp*	43,694	4,263,224
PayPal Holdings Inc*	97,110	28,031,773
PepsiCo Inc	114,214	17,861,927
Regeneron Pharmaceuticals Inc*	8,654	5,827,604
Seagen Inc*	14,632	2,452,323
Verisk Analytics Inc	13,194	2,662,021
Vertex Pharmaceuticals Inc*	21,102	4,226,520
Total Consumer, Non-Cyclical		156,882,130

Industrial (1.58%)
CSX Corp	186,189	6,056,728
Honeywell International Inc	57,417	13,315,576
Total Industrial		19,372,304

Technology (44.38%)
Computers (11.61%)
Apple Inc(a)	906,547	137,641,032
Check Point Software Technologies Ltd*	11,377	1,429,293
Cognizant Technology Solutions Corp	43,387	3,310,862
		142,381,187
Semiconductors (14.64%)
Advanced Micro Devices Inc*	100,441	11,120,828
Analog Devices Inc	44,155	7,195,051
Applied Materials Inc	75,555	10,209,747
ASML Holding NV	6,568	5,471,407
Broadcom Inc	33,753	16,782,329
Intel Corp	333,808	18,045,660
KLA Corp	12,534	4,261,059
Lam Research Corp	11,789	7,130,223
Marvell Technology Inc	67,727	4,144,215
Microchip Technology Inc	22,611	3,558,067
Micron Technology Inc*	92,703	6,832,211
NVIDIA Corp	206,005	46,114,219
NXP Semiconductors NV	22,702	4,883,881
QUALCOMM Inc	93,248	13,678,549
Skyworks Solutions Inc	13,478	2,472,674
Texas Instruments Inc	76,344	14,574,833
Xilinx Inc	20,322	3,161,900
		179,636,853
Software (18.13%)
Activision Blizzard Inc	64,233	5,290,872
Adobe Inc*	39,514	26,225,442
ANSYS Inc*	7,204	2,632,053
Atlassian Corp PLC*	11,183	4,104,832
Autodesk Inc*	18,191	5,640,847
Cadence Design Systems Inc*	22,636	3,700,533
Cerner Corp	24,880	1,899,588
DocuSign Inc*	16,083	4,764,428
Electronic Arts Inc	23,522	3,415,630
Fiserv Inc*	55,119	6,492,467
Intuit Inc	22,589	12,787,859
Microsoft Corp	409,149	123,513,901
NetEase Inc	24,433	2,380,263
Paychex Inc	29,789	3,409,947
Splunk Inc*	13,549	2,071,236
Synopsys Inc*	12,612	4,190,211
Workday Inc*	15,624	4,267,852
Zoom Video Communications Inc*	19,532	5,654,514
		222,442,475

Total Technology		544,460,515

Utilities (0.87%)
American Electric Power Co Inc	41,312	3,700,316
Exelon Corp	80,779	3,959,787
Xcel Energy Inc	43,845	3,014,344
Total Utilities		10,674,447

Total Common Stock (Cost $424,189,327)		1,218,112,898

Collateral Received for Securities on Loan (0.18%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 0.09% (Cost $2,219,178)		2,219,178

Total Investments (Cost $426,408,505)(b) (99.48%)		$1,220,332,076
Other Assets Less Liabilities (0.52%)		6,363,509
Net Assets (100.00%)		$1,226,695,585

* Non-income producing security.

# Loaned security; a portion of the security is on loan at August 31, 2021 in the amount of $2,140,653.

(a) A portion of these securities, a total of $152,634,324, have been pledged or segregated in connection with obligations for futures contracts.

(b) Aggregate cost for federal income tax purpose is $427,033,095.

At August 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$800,349,309
Unrealized depreciation	(7,050,328)
Net unrealized appreciation	$793,298,981

Futures contracts at August 31, 2021:
Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
28 / SEP 2021 / Long / CME	$8,474,665	$8,726,200	$251,535

See accompanying notes to financial statements.

Shelton Green Alpha Fund	Portfolio of Investments (Continued)	8/31/21

Security Description	Shares	Value
Common Stock (95.02%)

Basic Materials (1.61%)
Daqo New Energy Corp*	90,000	$5,517,900

Communications (4.71%)
Arista Networks Inc*	2,500	923,825
SK Telecom Co Ltd	228,000	6,564,120
Switch Inc	350,000	8,683,500
Total Communications		16,171,445

Consumer, Cyclical (4.64%)
Interface Inc	99,000	1,423,620
QuantumScape Corp*	78,000	1,716,000
Steelcase Inc	125,000	1,761,250
Tesla Inc*	15,000	11,035,800
Total Consumer, Cyclical		15,936,670

Consumer, Non-Cyclical (25.42%)
10X Genomics Inc*	19,300	3,395,256
Arcturus Therapeutics Holdings Inc*	48,000	2,630,880
Caribou Biosciences Inc*	80,000	2,176,000
CRISPR Therapeutics AG*	100,000	12,495,000
Danone SA	110,000	1,599,400
Editas Medicine Inc*	170,000	10,810,300
Illumina Inc*	6,900	3,154,404
Intellia Therapeutics Inc*	68,300	10,964,199
Invitae Corp*	112,000	3,318,560
Moderna Inc*	57,000	21,471,330
Natural Grocers by Vitamin Cottage Inc	285,000	3,445,650
Pacific Biosciences of California Inc*	120,000	3,757,200
Personalis Inc*	65,000	1,376,700
Pluristem Therapeutics Inc*	240,000	724,800
Sprouts Farmers Market Inc*	80,000	1,992,000
Square Inc*	15,000	4,021,050
Total Consumer, Non-Cyclical		87,332,729
Energy (19.36%)
Azure Power Global Ltd*	85,000	1,909,100
Canadian Solar Inc*	149,000	5,508,530
Enphase Energy Inc*	24,000	4,169,520
First Solar Inc*	55,000	5,170,000
JinkoSolar Holding Co Ltd*	299,000	14,710,800
Maxeon Solar Technologies Ltd*	262,000	4,469,720
SolarEdge Technologies Inc*	8,500	2,463,130
SunPower Corp*	269,000	5,796,950
TPI Composites Inc*	214,000	7,770,340
Vestas Wind Systems A/S	1,080,000	14,547,600
Total Energy		66,515,690

Financial (12.15%)
Alexandria Real Estate Equities Inc	30,000	6,191,100
Digital Realty Trust Inc	28,000	4,589,480
Equinix Inc	4,000	3,373,800
Hannon Armstrong Sustainable Infrastructure Capital Inc	158,000	9,538,460
Horizon Technology Finance Corp	300,000	5,097,000
Hudson Pacific Properties Inc	230,000	6,067,400
Kilroy Realty Corp	54,000	3,545,100
Vornado Realty Trust	80,000	3,350,400
Total Financial		41,752,740

Industrial (3.12%)
ABB Ltd	100,000	3,699,000
Advanced Energy Industries Inc	19,000	1,713,420
Trex Co Inc*	18,000	1,975,680
Universal Display Corp	16,000	3,337,440
Total Industrial		10,725,540

Technology (20.31%)
Analog Devices Inc	12,000	1,955,400
Apple Inc	18,000	2,732,940
Applied Materials Inc	80,000	10,810,400
ASML Holding NV	8,300	6,914,232
Cree Inc*	24,000	2,039,520
Fortinet Inc*	10,500	3,308,970
Infineon Technologies AG	145,000	6,175,550
International Business Machines Corp	60,000	8,420,400
Lam Research Corp	12,000	7,257,840
QUALCOMM Inc	48,000	7,041,120
Splunk Inc*	8,000	1,222,960
Taiwan Semiconductor Manufacturing Co Ltd	100,000	11,901,000
Total Technology		69,780,332

Utilities (3.70%)
Brookfield Renewable Corp	290,000	12,704,900

Total Common Stock (Cost $$222,341,872)		326,437,946

Total Investments (Cost $222,341,872)(a) (95.02%)		$326,437,946
Other Assets Less Liabilities (4.98%)		17,103,655
Net Assets (100.00%)		$343,541,601

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $222,341,872.

At August 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$111,764,699
Unrealized depreciation	(7,668,625)
Net unrealized appreciation	$104,096,074

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2021

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund		S&P MidCap Index Fund
Assets
Investments in securities
Cost of investments	$51,747,835	$19,135,402	$36,698,272	$70,530,793		$79,096,351
Fair value of investments (Note 1)	56,070,939	19,962,146	36,698,272	246,569,749	(a)	133,511,537	(b)
Cash	471,467	215,136	506,867	578,519		464,825
Cash held at broker	—	—	—	102,940		198,720
Interest receivable	480,122	52,016	—	—		—
Dividend receivable	—	—	—	313,879		89,534
Variation margin receivable	—	—	—	—		—
Receivable from investment advisor	—	1,340	19,732	—		—
Receivable for fund shares sold	91,689	67,263	96,382	142,621		2,794
Receivable for investment securities sold	—	—	—	—		—
Securities lending income receivable	—	—	—	11		76
Prepaid expenses	—	779	2,228	—		—
Total assets	$57,114,217	$20,298,680	$37,323,481	$247,707,719		$134,267,486

Liabilities
Written options, at value	—	—	—	—		—
Variation margin payable	—	—	—	705		1,400
Collateral for securities loaned	—	—	—	31,464		630,195
Payable to investment advisor	24,999	10,049	16,470	53,358		46,216
Payable for investments purchased	—	—	—	—		—
Payable for fund shares purchased	30,515	2,245	3,267	12,594		29,010
Distributions payable	101,500	18,039	—	1,695		—
Accrued 12b-1 fees	—	302	—	840		290
Accrued shareholder service fees	—	—	—	372		109
Accrued administration fees	3,653	1,291	2,405	15,595		8,442
Accrued CCO fees	4,668	84	73	9,117		4,047
Accrued custody fees	2,941	850	1,252	9,427		5,667
Accrued fund accounting fees	13,960	6,367	6,970	32,342		20,908
Accrued printing fees	4,489	3,571	660	8,343		8,202
Accrued state registration fees	8,937	16,370	6,521	9,137		13,608
Accrued transfer agent fees	4,095	2,574	2,318	13,326		15,115
Accrued trustee fees	619	321	325	557		609
Accrued expenses	12,005	6,447	7,381	29,693		17,953
Total liabilities	212,381	68,510	47,642	228,565		801,771

Net assets	$56,901,836	$20,230,170	$37,275,839	$247,479,154		$133,465,715

Net assets at August 31, 2021 consist of
Paid-in capital	$52,794,119	$19,478,741	$37,277,519	$60,130,242		$69,722,110
Distributable earnings/(loss)	4,107,717	751,429	(1,680)	187,348,912		63,743,605
Total net assets	$56,901,836	$20,230,170	$37,275,839	$247,479,154		$133,465,715

Net assets
Direct Shares	$56,901,836	$18,845,605	$37,275,839	$243,579,786		$132,128,213
K Shares		$1,384,565		$3,899,368		$1,337,502

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	4,885,077	1,780,203	37,284,214	3,262,167		4,339,542
K Shares (no par value, unlimited shares authorized)		130,523		52,377		45,613

Net asset value per share
Direct Shares	$11.65	$10.59	$1.00	$74.67		$30.45
K Shares		$10.61		$74.45		$29.32

(a)	Includes securities on loan of $31,839.
(b)	Includes securities on loan of $608,968.

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2021 (Continued)

	S&P SmallCap Index Fund		Shelton Equity Income Fund	Nasdaq-100 Index Fund		Shelton Green Alpha Fund
Assets
Investments in securities
Cost of investments	$42,323,830		$187,155,949	$426,408,505		$222,341,872
Fair value of investments (Note 1)	68,568,069	(a)	221,586,036	1,220,332,076	(b)	326,437,946
Cash	514,000		16,994,348	6,902,612		17,773,819
Cash held at broker	97,852		288,574	1,995,312		—
Interest receivable	—		—	—		—
Dividend receivable	41,004		403,132	721,285		300,925
Variation margin receivable	920		—	—		—
Receivable from investment advisor	—		—	184,842		—
Receivable for fund shares sold	3,658		290,005	1,535,252		734,083
Receivable for investment securities sold	—		—	—		1,692,680
Securities lending income receivable	423		—	371		—
Prepaid expenses	—		—	50,546		29,950
Total assets	$69,225,926		$239,562,095	$1,231,722,296		$346,969,403

Liabilities
Written options, at value (proceeds $455,591)	—		376,237	—		—
Variation margin payable	—		—	8,873		—
Collateral for securities loaned	1,054,578		—	2,219,178		—
Payable to investment advisor	29,322		97,400	575,907		287,425
Payable for investments purchased	—		11,069,149	—		2,801,050
Payable for fund shares purchased	36,134		47,682	1,895,262		247,770
Distributions payable	—		260	377		—
Accrued 12b-1 fees	769		301	8,117		—
Accrued shareholder service fees	143		57	7,374		—
Accrued administration fees	4,285		14,233	76,162		21,001
Accrued CCO fees	3,054		4,993	3,670		1,381
Accrued custody fees	992		7,625	27,738		5,016
Accrued fund accounting fees	16,458		27,332	105,602		28,866
Accrued printing fees	5,915		18,819	—		4,142
Accrued state registration fees	15,466		6,464	—		—
Accrued transfer agent fees	5,985		63,564	23,601		8,428
Accrued trustee fees	547		579	298		826
Accrued expenses	21,583		23,903	74,552		21,897
Total liabilities	1,195,231		11,758,598	5,026,711		3,427,802

Net assets	$68,030,695		$227,803,497	$1,226,695,585		$343,541,601

Net assets at August 31, 2021 consist of
Paid-in capital	$36,648,129		$183,308,582	$403,195,841		$227,136,017
Distributable earnings/(loss)	31,382,566		44,494,915	823,499,744		116,405,584
Total net assets	$68,030,695		$227,803,497	$1,226,695,585		$343,541,601

Net assets
Direct Shares	$64,461,207		$226,412,370	$1,188,238,303		$343,541,601
K Shares	$3,569,488		$1,391,127	$38,457,282

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	2,320,577		11,727,609	33,516,062		7,001,048
K Shares (no par value, unlimited shares authorized)	132,951		74,432	1,124,117

Net asset value per share
Direct Shares	$27.78		$19.31	$35.45		$49.07
K Shares	$26.85		$18.69	$34.21

(a)	Includes securities on loan of $1,032,066.
(b)	Includes securities on loan of $2,140,653.

See accompanying notes to financial statements.

Statements of Operations For the Period Ended August 31, 2021

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund	S&P MidCap Index Fund
Investment income
Interest income	$1,517,155	$393,493	$26,082	$255	$232
Dividend income	177	—	—	3,292,427	1,929,618
Securities lending income	—	—	—	66	222
Total	1,517,332	393,493	26,082	3,292,748	1,930,072

Expenses
Management fees (Note 2)	295,560	106,651	188,362	541,815	479,366
Administration fees (Note 2)	45,832	16,569	29,164	167,068	92,234
Transfer agent fees	13,950	13,021	8,978	30,260	24,566
Accounting services	31,815	21,226	22,110	61,166	42,623
Custodian fees	2,421	1,378	2,413	13,602	9,679
Broker fees	—	—	—	—	—
Legal and audit fees	13,637	11,347	12,285	24,311	17,891
CCO fees (Note 2)	4,447	1,623	2,777	16,030	8,711
Trustees fees	3,700	3,699	3,703	3,705	3,693
Insurance	1,884	693	1,183	6,326	3,430
Printing	14,102	14,089	9,193	14,760	14,099
Registration and dues	12,091	23,881	11,385	33,539	30,020
12b-1 fees Class K (Note 2)	—	4,098	—	8,580	3,164
Shareholder service fees Class K (Note 2)	—	4,098	—	8,580	3,164
Licensing fee	—	—	—	23,996	16,104
Total expenses	439,439	222,373	291,553	953,738	748,744
Less class specific expenses waived	—	—	—	—	—
Less reimbursement from manager (Note 2)	—	(54,782)	(265,471)	—	—
Net expenses	439,439	167,591	26,082	953,738	748,744
Net investment income	1,077,893	225,902	—	2,339,010	1,181,328

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	(7,800)	(27,968)	99	12,090,164	11,058,274
Net realized gain/(loss) from futures contracts	—	—	—	239,328	257,356
Net realized gain/(loss) from written options contracts	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(508,332)	(702,215)	—	43,881,882	29,519,269
Change in unrealized appreciation/(depreciation) of futures	—	—	—	675	(4,090)
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—
Net realized and unrealized gain/(loss) on investments	(516,132)	(730,183)	99	56,212,049	40,830,809
Net increase/(decrease) in net assets resulting from operations	$561,761	$(504,281)	$99	$58,551,059	$42,012,138

See accompanying notes to financial statements.

Statements of Operations For the Period Ended August 31, 2021 (Continued)

	S&P SmallCap Index Fund	Shelton Equity Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Investment income
Interest income	$61	$5,932	$7,420	$—
Dividend income (tax withheld: $726, $5,198, $8,768, $121,055, respectively)	867,228	3,192,433	7,506,508	1,846,103
Securities Lending Income	1,433	—	1,649	—
Total	868,722	3,198,365	7,515,577	1,846,103

Expenses
Management fees (Note 2)	308,244	923,737	4,810,416	2,256,331
Administration fees (Note 2)	47,409	142,050	780,855	171,552
Transfer agent fees	14,966	138,202	131,714	31,744
Accounting services	38,545	49,301	188,455	54,282
Custodian fees	7,770	9,104	44,881	10,064
Broker Fees	—	4,502	220	—
Legal and audit fees	14,038	22,535	78,412	26,904
CCO fees (Note 2)	4,421	13,474	75,675	15,874
Trustees fees	3,694	3,714	3,676	3,692
Insurance	1,718	5,132	28,545	4,582
Printing	13,837	13,586	23,879	16,423
Registration and dues	27,384	39,076	45,097	39,060
12b-1 fees Class K (Note 2)	7,773	3,482	84,263	—
Shareholder service fees Class K (Note 2)	7,773	3,482	84,263	—
Licensing fee	19,958	—	145,726	—
Total expenses	517,530	1,371,377	6,526,077	2,630,508
Less class specific expenses waived	—	—	—	—
Less reimbursement from manager (Note 2)	—	—	(1,308,192)	—
Net expenses	517,530	1,371,377	5,217,885	2,630,508
Net investment income/(loss)	351,192	1,826,988	2,297,692	(784,405)

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	6,278,368	20,952,907	28,527,403	13,723,761
Net realized gain/(loss) from futures contracts	145,088	—	4,933,218	—
Net realized gain/(loss) from written options contracts	—	3,533,808	—	—
Change in unrealized appreciation/(depreciation) of investments	17,942,160	21,613,026	238,590,585	61,988,914
Change in unrealized appreciation/(depreciation) of futures	5,955	—	(2,230,480)	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	862,250	—	—
Net realized and unrealized gain/(loss) on investments	24,371,571	46,961,991	269,820,726	75,712,675
Net increase/(decrease) in net assets resulting from operations	$24,722,763	$48,788,979	$272,118,418	$74,928,270

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Green California Tax-Free Income Fund		U.S. Government Securities Fund		The United States Treasury Trust
	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020
Operations
Net investment income/(loss)	$1,077,893	$1,143,348	$225,902	$272,850	$—	$260,032
Net realized gain/(loss) from security transactions and foreign currency	(7,800)	(156,702)	(27,968)	(6,647)	99	468
Net realized gain/(loss) from futures contracts	—	—	—	—	—	—
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(508,332)	409,032	(702,215)	838,360	—	—
Change in unrealized appreciation/(depreciation) of futures	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	561,761	1,395,678	(504,281)	1,104,563	99	260,500

Distributions to shareholders
Distributions
Direct shares	(1,113,278)	(1,224,678)	(212,316)	(256,716)	—	(258,634)
K shares	—	—	(9,672)	(14,066)	—	(2,890	)(a)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(3,903,210)	(4,958,784)	(2,748,931)	3,358,089	359,160	(2,171,321)
Total increase/(decrease)	(4,454,727)	(4,787,784)	(3,475,200)	4,191,870	359,259	(2,172,345)

Net assets
Beginning of year	61,356,563	66,144,347	23,705,370	19,513,500	36,916,580	39,088,925
End of year	$56,901,836	$61,356,563	$20,230,170	$23,705,370	$37,275,839	$36,916,580

(a)	The United States Treasury Trust K Shares closed on December 27, 2019.

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020
Operations
Net investment income/(loss)	$2,339,010	$2,679,134	$1,181,328	$988,648	$351,192	$332,280
Net realized gain/(loss) from security transactions and foreign currency	12,090,164	21,700,484	11,058,274	6,274,228	6,278,368	1,448,521
Net realized gain/(loss) from futures contracts	239,328	426,835	257,356	124,091	145,088	36,139
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	43,881,882	12,329,512	29,519,269	(3,627,369)	17,942,160	(2,364,010)
Change in unrealized appreciation/(depreciation) of futures	675	10,474	(4,090)	20,679	5,955	420
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	58,551,059	37,146,439	42,012,138	3,780,277	24,722,763	(546,650)

Distributions to shareholders
Distributions
Direct shares	(16,261,973)	(16,841,674)	(9,209,366)	(8,000,679)	(2,389,079)	(4,569,651)
K shares	(247,914)	(432,740)	(96,641)	(152,045)	(110,067)	(271,574)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	6,220,011	(11,988,469)	1,204,724	(6,203,467)	(3,446,948)	(11,677,998)
Total increase/(decrease)	48,261,183	7,883,556	33,910,855	(10,575,914)	18,776,669	(17,065,873)

Net assets
Beginning of year	199,217,971	191,334,415	99,554,860	110,130,774	49,254,026	66,319,899
End of year	$247,479,154	$199,217,971	$133,465,715	$99,554,860	$68,030,695	$49,254,026

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Equity Income Fund		Nasdaq-100 Index Fund		Shelton Green Alpha Fund
	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020
Operations
Net investment income/(loss)	$1,826,988	$1,965,729	$2,297,692	$3,178,951	$(784,405)	$(33,354)
Net realized gain/(loss) from security transactions and foreign currency	20,952,907	26,946,547	28,527,403	37,568,787	13,723,761	1,250,940
Net realized gain/(loss) from futures contracts	—	—	4,933,218	3,356,155	—	—
Net realized gain/(loss) from written options contracts	3,533,808	4,807,910	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	21,613,026	(21,522,774)	238,590,585	290,800,373	61,988,914	32,047,301
Change in unrealized appreciation/(depreciation) of futures	—	—	(2,230,480)	2,484,689	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	862,250	(739,010)	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	48,788,979	11,458,402	272,118,418	337,388,955	74,928,270	33,264,887

Distributions to shareholders
Distributions
Direct shares	(37,688,727)	(21,484,252)	(11,939,334)	(45,073,391)	(1,627,679)	(51,961)
K shares	(311,732)	(254,277)	(356,386)	(1,645,438)	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	65,595,167	10,101,028	46,645,486	(2,718,647)	178,633,704	1,827,077
Total increase/(decrease)	76,383,687	(179,099)	306,468,184	287,951,479	251,934,296	35,040,003

Net assets
Beginning of year	151,419,810	151,598,909	920,227,401	632,275,922	91,607,305	56,567,302
End of year	$227,803,497	$151,419,810	$1,226,695,585	$920,227,401	$343,541,601	$91,607,305

Green California Tax-Free Income Fund	Direct Shares
	Year Ended August 31, 2021		Year Ended August 31, 2020
	Shares	Value	Shares	Value
Shares sold	224,330	$2,638,125	196,708	$2,272,558
Shares issued in reinvestment of distributions	75,527	882,679	82,106	955,461
Shares repurchased	(633,962)	(7,424,014)	(702,686)	(8,186,803)
Net increase/(decrease)	(334,105)	$(3,903,210)	(423,872)	$(4,958,784)

U.S. Government Securities Fund	Direct Shares				K Shares
	Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2021		Year Ended August 31, 2020
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	221,155	$2,375,410	1,356,175	$14,524,346	48,585	$527,892	106,781	$1,142,515
Shares issued in reinvestment of distributions	19,176	205,040	22,878	245,672	902	9,672	1,311	14,066
Shares repurchased	(473,981)	(5,101,816)	(999,065)	(10,772,286)	(71,433)	(765,129)	(168,091)	(1,796,224)
Net increase/(decrease)	(233,650)	$(2,521,366)	379,988	$3,997,732	(21,946)	$(227,565)	(59,999)	$(639,643)

The United States Treasury Trust Fund	Direct Shares		K Shares(a)
	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2020
	Shares/Value	Shares/Value	Shares/Value
Shares sold	$29,917,415	$27,774,757	$99,639
Shares issued in reinvestment of distributions	—	250,639	2,357
Shares gained with reorganization	N/A	462,114	—
Shares repurchased	(29,558,255)	(29,050,018)	(1,710,809)
Net increase/(decrease)	$359,160	$(562,508)	$(1,608,813)

(a)	The United States Treasury Trust K Shares closed on December 27, 2019.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

S&P 500 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2021		Year Ended August 31, 2020
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	278,423	$17,953,823	490,241	$26,352,137	6,907	$448,791	10,160	$554,156
Shares issued in reinvestment of distributions	219,356	13,267,106	257,226	14,253,960	4,125	247,775	7,803	432,553
Shares repurchased	(389,412)	(25,146,813)	(900,375)	(49,138,001)	(8,390)	(550,671)	(78,467)	(4,443,274)
Net increase/(decrease)	108,367	$6,074,116	(152,908)	$(8,531,904)	2,642	$145,895	(60,504)	$(3,456,565)

S&P MidCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2021		Year Ended August 31, 2020
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	196,007	$5,390,219	316,846	$6,967,139	7,210	$179,191	14,566	$317,593
Shares issued in reinvestment of distributions	361,383	8,756,535	321,519	7,608,195	4,157	96,516	6,499	151,810
Shares repurchased	(486,413)	(12,868,533)	(857,940)	(18,813,278)	(13,245)	(349,204)	(104,691)	(2,434,926)
Net increase/(decrease)	70,977	$1,278,221	(219,575)	$(4,237,944)	(1,878)	$(73,497)	(83,626)	$(1,965,523)

S&P SmallCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2021		Year Ended August 31, 2020
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	164,822	$4,011,563	503,522	$9,330,319	14,916	$347,286	23,999	$435,338
Shares issued in reinvestment of distributions	108,188	2,298,648	215,344	4,434,916	5,408	110,067	13,510	271,574
Shares repurchased	(419,087)	(9,932,361)	(1,244,439)	(23,029,041)	(12,477)	(282,151)	(158,244)	(3,121,104)
Net increase/(decrease)	(146,077)	$(3,622,150)	(525,573)	$(9,263,806)	7,847	$175,202	(120,735)	$(2,414,192)

Shelton Equity Income Fund	Direct Shares				K Shares
	Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2021		Year Ended August 31, 2020
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	2,903,504	$53,322,694	574,641	$10,625,114	5,573	$97,092	18,881	$340,133
Shares issued in reinvestment of distributions	2,086,577	35,806,151	1,107,856	20,924,633	18,782	311,732	13,661	254,277
Shares repurchased	(1,295,296)	(23,488,008)	(1,080,100)	(20,332,165)	(25,791)	(454,494)	(88,449)	(1,710,964)
Net increase/(decrease)	3,694,785	$65,640,837	602,397	$11,217,582	(1,436)	$(45,670)	(55,907)	$(1,116,554)

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2021		Year Ended August 31, 2020
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	8,638,021	$254,632,638	10,785,073	$224,007,130	291,079	$8,382,408	256,521	$5,299,756
Shares issued in reinvestment of distributions	398,667	11,271,223	2,232,317	42,808,895	13,178	356,386	88,576	1,645,439
Shares repurchased	(7,529,671)	(218,241,936)	(13,353,261)	(265,901,712)	(335,991)	(9,755,233)	(547,230)	(10,578,155)
Net increase/(decrease)	1,507,017	$47,661,925	(335,871)	$914,313	(31,734)	$(1,016,439)	(202,133)	$(3,632,960)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Shelton Green Alpha Fund	Direct Shares
	Year Ended August 31, 2021		Year Ended August 31, 2020
	Shares	Value	Shares	Value
Shares sold	6,825,503	$305,371,450	1,291,933	$26,911,073
Shares issued in reinvestment of distributions	39,298	1,586,061	2,499	50,887
Shares repurchased	(2,953,863)	(128,323,807)	(1,271,931)	(25,134,883)
Net increase/(decrease)	3,910,938	$178,633,704	22,501	$1,827,077

Financial Highlights (For a Share Outstanding Throughout Each Year or Period)

Green California Tax-Free Income Fund Direct Shares	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017
Net asset value, beginning of year	$11.76	$11.72	$11.29	$11.65	$11.93
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.21	0.21	0.23	0.23	0.25
Net gain/(loss) on securities (both realized and unrealized)	(0.10)	0.06	0.45	(0.31)	(0.20)
Total from investment operations	0.11	0.27	0.68	(0.08)	0.05
LESS DISTRIBUTIONS
Dividends from net investment income	(0.22)	(0.21)	(0.23)	(0.24)	(0.27)
Distributions from capital gains	—	(0.02)	(0.02)	(0.04)	(0.06)
Total distributions	(0.22)	(0.23)	(0.25)	(0.28)	(0.33)
Net asset value, end of year or period	$11.65	$11.76	$11.72	$11.29	$11.65

Total return	0.96%	2.31%	6.10%	(0.74)%	0.43%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$56,902	$61,357	$66,144	$68,253	$75,310
Ratio of expenses to average net assets	0.74%	0.75%	0.77%	0.76%	0.69%
Ratio of net investment income/(loss) to average net assets	1.82%	1.82%	2.01%	2.02%	2.20%
Portfolio turnover	7%	9%	4%	12%	7%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

U.S. Government Securities Fund Direct Shares	Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017
Net asset value, beginning of year	$10.94		$10.57		$9.98		$10.32		$10.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.12		0.13		0.15		0.14		0.14
Net gain/(loss) on securities (both realized and unrealized)	(0.35)		0.37		0.59		(0.33)		(0.26)
Total from investment operations	(0.23)		0.50		0.74		(0.19)		(0.12)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)		(0.13)		(0.15)		(0.15)		(0.17)
Total distributions	(0.12)		(0.13)		(0.15)		(0.15)		(0.17)
Net asset value, end of year or period	$10.59		$10.94		$10.57		$9.98		$10.32

Total return	(2.14)%		4.78%		7.48%		(1.88)%		(1.14)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$18,846		$22,034		$17,263		$15,668		$18,316
Ratio of expenses to average net assets:
Before expense reimbursements	1.00%		0.93%		0.99%		0.89%		0.81%
After expense reimbursements	0.75	%(b)	0.75	%(b)	0.76	%(b)	0.75	%(b)	0.74%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.84%		1.07%		1.23%		1.29%		1.27%
After expense reimbursements	1.10%		1.25%		1.47%		1.42%		1.34%
Portfolio turnover	15%		10%		8%		13%		10%

K Shares	Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017
Net asset value, beginning of year	$10.96		$10.59		$10.01		$10.35		$10.64
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06		0.08		0.10		0.09		0.09
Net gain/(loss) on securities (both realized and unrealized)	(0.35)		0.37		0.58		(0.33)		(0.27)
Total from investment operations	(0.29)		0.45		0.68		(0.24)		(0.18)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)		(0.08)		(0.10)		(0.10)		(0.11)
Total distributions	(0.06)		(0.08)		(0.10)		(0.10)		(0.11)
Net asset value, end of year or period	$10.61		$10.96		$10.59		$10.01		$10.35

Total return	(2.61)%		4.28%		6.87%		(2.37)%		(1.67)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,385		$1,672		$2,250		$3,691		$3,699
Ratio of expenses to average net assets:
Before expense reimbursements	1.51%		1.44%		1.49%		1.39%		1.31%
After expense reimbursements	1.25	%(b)	1.26	%(b)	1.26	%(b)	1.25	%(b)	1.24%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.33%		0.58%		0.75%		0.78%		0.77%
After expense reimbursements	0.60%		0.76%		0.98%		0.92%		0.84%
Portfolio turnover	15%		10%		8%		13%		10%

(a)	Calculated based upon average shares outstanding.
(b)	CCO fees are not included in the expense limitation.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

The United States Treasury Trust Direct Shares	Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	—		0.01		0.02		0.01		—
Net gain/(loss) on securities (both realized and unrealized)	—		—		—		—	(b)	—
Total from investment operations	—		0.01		0.02		0.01		—
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.01)		(0.02)		(0.01)		—	(b)
Distributions from capital gains	—		—		—		—		—
Total distributions	—		(0.01)		(0.02)		(0.01)		—
Net asset value, end of year or period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00%		0.67%		1.75%		0.98%		0.03%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$37,276		$36,917		$37,479		$53,079		$57,149
Ratio of expenses to average net assets:
Before expense reimbursements	0.77%		0.78%		0.77%		0.77%		0.71%
After expense reimbursements	0.07	%(c)	0.45	%(c)	0.55	%(c)	0.46	%(d)	0.52	%(d)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.70)%		0.35%		1.51%		0.65%		(0.16)%
After expense reimbursements	0.00%		0.68%		1.73%		0.96	%(d)	0.03	%(d)

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(c)	CCO Fees are not included in the expense limitation.
(d)	Includes negative yield waiver adjustment.

S&P 500 Index Fund Direct Shares	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017
Net asset value, beginning of year	$62.19	$56.00	$56.03	$48.26	$42.86
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.73	0.81	0.82	0.82	0.78
Net gain/(loss) on securities (both realized and unrealized)	16.93	10.49	0.44	8.48	5.89
Total from investment operations	17.66	11.30	1.26	9.30	6.67
LESS DISTRIBUTIONS
Dividends from net investment income	(0.77)	(0.85)	(0.88)	(0.77)	(0.83)
Distributions from capital gains	(4.41)	(4.26)	(0.41)	(0.76)	(0.44)
Total distributions	(5.18)	(5.11)	(1.29)	(1.53)	(1.27)
Net asset value, end of year or period	$74.67	$62.19	$56.00	$56.03	$48.26

Total return	30.46%	21.44%	2.40%	19.64%	15.89%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$243,580	$196,133	$185,170	$182,362	$155,022
Ratio of expenses to average net assets:
Before expense reimbursements	0.43%	0.48%	0.50%	0.50%	0.46%
After expense reimbursements	0.43%	0.48%	0.50%	0.45%	0.36%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.09%	1.46%	1.52%	1.53%	1.63%
After expense reimbursements	1.09%	1.46%	1.52%	1.58%	1.73%
Portfolio turnover	9%	8%	3%	3%	5%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P 500 Index Fund K Shares	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017
Net asset value, beginning of year	$62.02	$55.92	$55.96	$48.24	$42.88
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.40	0.53	0.54	0.56	0.55
Net gain/(loss) on securities (both realized and unrealized)	16.89	10.47	0.45	8.48	5.89
Total from investment operations	17.29	11.00	0.99	9.04	6.44
LESS DISTRIBUTIONS
Dividends from net investment income	(0.45)	(0.64)	(0.62)	(0.56)	(0.64)
Distributions from capital gains	(4.41)	(4.26)	(0.41)	(0.76)	(0.44)
Total distributions	(4.86)	(4.90)	(1.03)	(1.32)	(1.08)
Net asset value, end of year or period	$74.45	$62.02	$55.92	$55.96	$48.24

Total return	29.82%	20.84%	1.88%	19.05%	15.31%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$3,899	$3,085	$6,165	$9,919	$8,506
Ratio of expenses to average net assets:
Before expense reimbursements	0.93%	0.98%	0.99%	1.00%	0.96%
After expense reimbursements	0.93%	0.98%	0.99%	0.95%	0.86%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.59%	0.96%	1.02%	1.03%	1.13%
After expense reimbursements	0.59%	0.96%	1.02%	1.08%	1.23%
Portfolio turnover	9%	8%	3%	3%	5%

(a)	Calculated based upon average shares outstanding.

S&P Midcap Index Fund Direct Shares	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017
Net asset value, beginning of year	$23.07	$23.85	$28.77	$25.75	$26.69
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.29	0.22	0.23	0.25	0.23
Net gain/(loss) on securities (both realized and unrealized)	9.30	0.80	(2.23)	4.61	2.95
Total from investment operations	9.59	1.02	(2.00)	4.86	3.18
LESS DISTRIBUTIONS
Dividends from net investment income	(0.22)	(0.24)	(0.24)	(0.22)	(0.21)
Distributions from capital gains	(1.99)	(1.56)	(2.68)	(1.62)	(3.91)
Total distributions	(2.21)	(1.80)	(2.92)	(1.84)	(4.12)
Net asset value, end of year or period	$30.45	$23.07	$23.85	$28.77	$25.75

Total return	44.10%	4.18%	(6.85)%	19.48%	13.01%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$132,128	$98,496	$107,054	$124,728	$113,149
Ratio of expenses to average net assets:
Before expense reimbursements	0.62%	0.66%	0.67%	0.66%	0.62%
After expense reimbursements	0.62%	0.66%	0.67%	0.63%	0.58%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.99%	0.97%	0.95%	0.89%	0.85%
After expense reimbursements	0.99%	0.97%	0.95%	0.92%	0.89%
Portfolio turnover	19%	13%	13%	12%	34%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P MidCap Index Fund K Shares	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017
Net asset value, beginning of year	$22.29	$23.47	$28.37	$25.44	$26.43
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.14	0.11	0.11	0.11	0.10
Net gain/(loss) on securities (both realized and unrealized)	8.97	0.50	(2.19)	4.55	2.92
Total from investment operations	9.11	0.61	(2.08)	4.66	3.02
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)	(0.23)	(0.14)	(0.11)	(0.10)
Distributions from capital gains	(1.99)	(1.56)	(2.68)	(1.62)	(3.91)
Total distributions	(2.08)	(1.79)	(2.82)	(1.73)	(4.01)
Net asset value, end of year or period	$29.32	$22.29	$23.47	$28.37	$25.44

Total return	43.33%	2.37%	(7.27)%	18.86%	12.45%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,338	$1,059	$3,077	$6,179	$5,442
Ratio of expenses to average net assets:
Before expense reimbursements	1.12%	1.16%	1.17%	1.16%	1.12%
After expense reimbursements	1.12%	1.16%	1.17%	1.13%	1.08%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.48%	0.49%	0.45%	0.39%	0.35%
After expense reimbursements	0.48%	0.49%	0.45%	0.42%	0.39%
Portfolio turnover	19%	13%	13%	12%	34%

(a)	Calculated based upon average shares outstanding.

S&P Smallcap Index Fund Direct Shares	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017
Net asset value, beginning of year	$19.03	$20.52	$26.43	$22.33	$20.87
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.15	0.12	0.15	0.13	0.13
Net gain/(loss) on securities (both realized and unrealized)	9.61	(0.05)	(4.27)	6.38	2.36
Total from investment operations	9.76	0.07	(4.12)	6.51	2.49
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)	(0.15)	(0.15)	(0.12)	(0.12)
Distributions from capital gains	(0.89)	(1.41)	(1.64)	(2.29)	(0.91)
Total distributions	(1.01)	(1.56)	(1.79)	(2.41)	(1.03)
Net asset value, end of year or period	$27.78	$19.03	$20.52	$26.43	$22.33

Total return	52.93%	(0.18)%	(15.82)%	30.95%	12.12%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$64,461	$46,948	$61,412	$78,902	$56,076
Ratio of expenses to average net assets:
Before expense reimbursements	0.81%	0.83%	0.81%	0.80%	0.78%
After expense reimbursements	0.81%	0.83%	0.81%	0.77%	0.74%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.59%	0.60%	0.70%	0.53%	0.56%
After expense reimbursements	0.59%	0.60%	0.70%	0.56%	0.60%
Portfolio turnover	14%	20%	14%	18%	31%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P SmallCap Index Fund K Shares	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017
Net asset value, beginning of year	$18.43	$19.96	$25.77	$21.85	$20.47
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.03	0.02	0.05	0.01	0.02
Net gain/(loss) on securities (both realized and unrealized)	9.30	(0.05)	(4.16)	6.23	2.31
Total from investment operations	9.33	(0.03)	(4.11)	6.24	2.33
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)	(0.09)	(0.06)	(0.03)	(0.04)
Distributions from capital gains	(0.89)	(1.41)	(1.64)	(2.29)	(0.91)
Total distributions	(0.91)	(1.50)	(1.70)	(2.32)	(0.95)
Net asset value, end of year or period	$26.85	$18.43	$19.96	$25.77	$21.85

Total return	52.18%	(0.74)%	(16.22)%	30.26%	11.59%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$3,569	$2,306	$4,908	$9,851	$8,165
Ratio of expenses to average net assets:
Before expense reimbursements	1.31%	1.33%	1.31%	1.31%	1.28%
After expense reimbursements	1.31%	1.33%	1.31%	1.27%	1.24%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.10%	0.12%	0.21%	0.03%	0.06%
After expense reimbursements	0.10%	0.12%	0.21%	0.06%	0.10%
Portfolio turnover	14%	20%	14%	18%	31%

(a)	Calculated based upon average shares outstanding.

Shelton Equity Income Fund Direct Shares	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017
Net asset value, beginning of year	$18.68	$20.05	$24.53	$25.00	$26.82
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.18	0.25	0.36	0.37	0.43
Net gain/(loss) on securities (both realized and unrealized)	4.62	1.22	(0.51)	2.33	1.81
Total from investment operations	4.80	1.47	(0.15)	2.70	2.24
LESS DISTRIBUTIONS
Dividends from net investment income	(1.64)	(1.50)	(0.68)	(0.38)	(0.59)
Distributions from capital gains	(2.53)	(1.34)	(3.65)	(2.79)	(3.47)
Total distributions	(4.17)	(2.84)	(4.33)	(3.17)	(4.06)
Net asset value, end of year or period	$19.31	$18.68	$20.05	$24.53	$25.00

Total return	30.38%	7.99%	0.41%	11.32%	9.10%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$226,412	$150,038	$148,997	$176,019	$176,929
Ratio of expenses to average net assets	0.74%	0.84%	0.82%	0.78%	0.75%
Ratio of net investment income/(loss) to average net assets	0.99%	1.33%	1.77%	1.52%	1.71%
Portfolio turnover	108%	113%	21%	35%	9%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Shelton Equity Income Fund K Shares	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017
Net asset value, beginning of year	$18.21	$19.74	$24.22	$24.75	$26.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.09	0.16	0.26	0.25	0.30
Net gain/(loss) on securities (both realized and unrealized)	4.48	1.19	(0.50)	2.29	1.79
Total from investment operations	4.57	1.35	(0.24)	2.54	2.09
LESS DISTRIBUTIONS
Dividends from net investment income	(1.56)	(1.54)	(0.59)	(0.28)	(0.48)
Distributions from capital gains	(2.53)	(1.34)	(3.65)	(2.79)	(3.47)
Total distributions	(4.09)	(2.88)	(4.24)	(3.07)	(3.95)
Net asset value, end of year or period	$18.69	$18.21	$19.74	$24.22	$24.75

Total return	29.73%	7.40%	(0.08)%	10.75%	8.57%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,391	$1,382	$2,601	$5,370	$5,369
Ratio of expenses to average net assets	1.24%	1.34%	1.32%	1.28%	1.25%
Ratio of net investment income/(loss) to average net assets	0.49%	0.85%	1.27%	1.02%	1.22%
Portfolio turnover	108%	113%	21%	35%	9%

(a)	Calculated based upon average shares outstanding.

Nasdaq-100 Index Fund Direct Shares	Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017
Net asset value, beginning of year	$27.78		$18.78		$18.85		$15.24		$12.25
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.07		0.10		0.11		0.10		0.10
Net gain/(loss) on securities (both realized and unrealized)	7.98		10.32		0.18		3.78		2.98
Total from investment operations	8.05		10.42		0.29		3.88		3.08
LESS DISTRIBUTIONS
Dividends from net investment income	(0.11)		(0.10)		(0.12)		(0.10)		(0.09)
Distributions from capital gains	(0.27)		(1.32)		(0.24)		(0.17)		—
Total distributions	(0.38)		(1.42)		(0.36)		(0.27)		(0.09)
Net asset value, end of year or period	$35.45		$27.78		$18.78		$18.85		$15.24

Total return	29.31%		58.98%		1.72%		25.73%		25.29%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,188,238		$889,163		$607,521		$630,845		$460,021
Ratio of expenses to average net assets:
Before expense reimbursements	0.63%		0.70%		0.74%		0.74%		0.70%
After expense reimbursements	0.50	%(b)	0.50	%(b)	0.50	%(b)	0.51	%(b)	0.49%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.11%		0.27%		0.40%		0.36%		0.53%
After expense reimbursements	0.24%		0.47%		0.64%		0.59%		0.74%
Portfolio turnover	7%		12%		18%		2%		4%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Nasdaq 100 Index Fund K Shares	Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017
Net asset value, beginning of year	$26.88		$18.23		$18.31		$14.83		$11.93
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.07)		(0.01)		0.02		0.01		0.03
Net gain/(loss) on securities (both realized and unrealized)	7.70		10.01		0.18		3.67		2.91
Total from investment operations	7.63		10.00		0.20		3.68		2.94
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)		(0.03)		(0.04)		(0.03)		(0.04)
Distributions from capital gains	(0.27)		(1.32)		(0.24)		(0.17)		—
Total distributions	(0.30)		(1.35)		(0.28)		(0.20)		(0.04)
Net asset value, end of year or period	$34.21		$26.88		$18.23		$18.31		$14.83

Total return	28.66%		58.17%		1.24%		25.03%		24.70%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$38,457		$31,064		$24,755		$28,573		$22,427
Ratio of expenses to average net assets:
Before expense reimbursements	1.13%		1.20%		1.24%		1.24%		1.20%
After expense reimbursements	1.00	%(b)	1.00	%(b)	1.00	%(b)	1.01	%(b)	0.99%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.38)%		(0.23)%		(0.10)%		(0.15)%		0.03%
After expense reimbursements	(0.25)%		(0.03)%		0.14%		0.08%		0.24%
Portfolio turnover	7%		12%		18%		2%		4%

(a)	Calculated based upon average shares outstanding.
(b)	CCO Fees are not included in the expense limitation.

Shelton Green Alpha Fund Direct Shares	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017
Net asset value, beginning of year	$29.65	$18.44	$17.20	$17.32	$14.53
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.08)	(0.01)	0.03	0.05	0.02
Net gain/(loss) on securities (both realized and unrealized)	19.95	11.24	1.47	0.34	2.77
Total from investment operations	19.87	11.23	1.50	0.39	2.79
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.02)	(0.02)	(0.05)	—
Distributions from capital gains	(0.45)	—	(0.24)	(0.46)	— (b)
Total distributions	(0.45)	(0.02)	(0.26)	(0.51)	—
Net asset value, end of year or period	$49.07	$29.65	$18.44	$17.20	$17.32

Total return	67.36%	60.93%	8.91%	2.19%	19.20%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$343,542	$91,607	$56,567	$49,366	$40,256
Ratio of expenses to average net assets:
Before expense reimbursements	1.16%	1.28%	1.34%	1.30%	1.30%
After expense reimbursements	1.16%	1.28%	1.34%	1.30%	1.30%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.35)%	(0.05)%	0.15%	0.30%	0.13%
After expense reimbursements	(0.35)%	(0.05)%	0.15%	0.30%	0.13%
Portfolio turnover	12%	27%	12%	13%	24%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.

See accompanying notes to financial statements.

Shelton Funds	Notes to Financial Statements	August 31, 2021

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Green California Tax-Free Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund, and Shelton Green Alpha Fund (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: Green California Tax-Free Income Fund seeks high current tax-free income for California residents. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives. The United States Treasury Trust seeks high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share. S&P 500 Index Fund’s objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index. S&P MidCap Index Fund attempts to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index. S&P SmallCap Index Fund attempts to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index. The Shelton Equity Income Fund’s objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. The Shelton Equity Income Fund changed its name from the Shelton Core Value Fund effective May 19, 2021. Shelton Green Alpha Fund seeks to achieve long-term capital appreciation by investing in stocks in the green economy. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index®.

The U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, and Nasdaq-100 Index Fund each offer Class K shares. Effective as of December 27, 2019, the United States Treasury Trust ceased offering Class K shares of the Fund. Shares of each Fund represent equal proportionate interest in the assets of that Fund only, and have identical voting, dividend, redemption, liquidation and other rights. Income, expenses (other than the expenses attributable to a specific class), and realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees (the “Board”) and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share. The Fund receives options pricing data from the Trust’s third party pricing service who use the last traded price to quote options positions.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees (the “Board”). The Board has delegated to the Advisor’s pricing committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Options – The Shelton Equity Income Fund may write call options. When an option is written, the Fund receives a premium and becomes obligated to sell the underlying security at a fixed price, upon exercise of the option. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as the Options Clearing Corporation). The difference between the premium received or paid, and the market value of the option, is recorded as unrealized appreciation or depreciation. When an option is exercised, the proceeds of the security sold are adjusted by the amount of premium received. Upon the expiration of the option, a gain or loss is reported in the Statement of Operations. The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or give up the opportunity for profit.

(d) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(e) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the Green California Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The U.S. Treasury Trust intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00. Discounted and premiums on securities purchased are amortized or accreted using the effective interest method.

(f) Concentration – The Green California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, and Nasdaq-100 Index Fund seek to replicate the performance of their respective index. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause each Fund to underperform the overall stock market.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2021

other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and money market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(i) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2018-2020), or expected to be taken in the Fund’s 2021 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) The Funds adopted ASU No. 2017-08 – Premium on amortization on purchased callable debt securities which shortens the premium allocation for non-contingently callable debt securities. Management has assessed these changes and concluded these changes did not have a material impact on the Funds’ financial statements.

(k) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at August 31, 2021 using a fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)	Level 1(a)	Level 1(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Investments	Futures Contracts - Assets(d)	Futures Contracts - Liabilities(d)	Written Options - Liabilities
Green California Tax-Free Income Fund	$—	$56,070,939	$—	$56,070,939	$—	$—	$—
U.S. Government Securities Fund	—	19,962,146	—	19,962,146	—	—	—
The United States Treasury Trust Fund	—	36,698,272	—	36,698,272	—	—	—
S&P 500 Index Fund(e)	246,538,285	—	—	246,538,285	15,600	—	—
S&P MidCap Index Fund(e)	132,881,342	—	—	132,881,342	15,450	—	—
S&P SmallCap Index Fund(e)	67,513,491	—	0	67,513,491	5,655	—	—
Shelton Equity Income Fund	221,586,036	—	—	221,586,036	—	—	376,237
Nasdaq-100 Index Fund(e)	1,218,112,898	—	—	1,218,112,898	251,535	—	—
Shelton Green Alpha Fund	326,437,946	—	—	326,437,946	—	—	—

(a)	It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of period end.
(b)

All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities, except those that are fair valued in the Basic Materials and Consumer Discretionary industries. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents unrealized appreciation/depreciation on the last day of the reporting period.
(e)

As disclosed on each respective Fund’s Portfolio of Investments, certain Funds received collateral for securities on loan. The collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC and valued at NAV as a practical expedient. Therefore, these holdings are excluded from the hierarchy tables above.

Level 3 Securities	S&P SmallCap Index Fund
Rights - Lantheus Holdings Inc
Beginning Balance	$0
Net Purchases	—
Net Sales	—
Total Realized Gain/(Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Accrued Interest	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance	$0

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2021

(k) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund and Shelton Green Alpha Fund can use futures contracts and strategies for achieving the investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances each Fund may follow a number of investment policies to achieve its objective. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At August 31, 2021, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund were 3, 2, 4, and 28, respectively. The Shelton Equity Income Fund, Shelton MidCap Index Fund and Shelton Green Alpha Fund held no futures contracts at August 31, 2021. Only current day’s variation margin is reported as an asset or liability within the statement of assets and liabilities.

The effect of derivative instruments on the Statements of Assets & Liabilities as of August 31, 2021:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Payable	Variation Margin Receivable
S&P 500 Index Fund - Equity contracts	$705	$—
S&P MidCap Index Fund - Equity contracts	1,400	—
S&P SmallCap Index Fund - Equity contracts	—	920
Nasdaq-100 Index Fund - Equity contracts	8,873	—

The effect of derivative instruments on the Statements of Operations for the period ended August 31, 2021:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain/ (Loss) on Futures	Changes in Unrealized Appreciation/ (Depreciation) on Futures
S&P 500 Index Fund - Equity contracts	$239,328	$675
S&P MidCap Index Fund - Equity contracts	257,356	(4,090)
S&P SmallCap Index Fund - Equity contracts	145,088	5,955
Nasdaq-100 Index Fund - Equity contracts	4,933,218	(2,230,480)

The previously disclosed derivative instruments outstanding as of August 31, 2021, and their effect on the Statement of Operations for the period ending August 31, 2021, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the period:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund - Equity contracts	$874,495
S&P MidCap Index Fund - Equity contracts	703,698
S&P SmallCap Index Fund - Equity contracts	347,781
Nasdaq-100 Index Fund - Equity contracts	14,753,717

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
Green California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
U.S. Treasury Trust	0.50%	0.45%	0.40%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Equity Income Fund	0.50%	0.50%	0.45%	0.40%
Nasdaq-100 Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Green Alpha Fund(a)	1.00%	1.00%	1.00%	1.00%

(a)	The Advisor pays Green Alpha Advisors a sub-advisor fee of 0.50%

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2021

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement is effective until January 2, 2022, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the contractual expense limits, for the period ended August 31, 2021 are as follows:

	Contractual Expense Limitation
Fund	Direct Shares	K Shares	Expiration
U.S. Government Securities Fund	0.74%	1.24%	1/2/22
The United States Treasury Trust	0.53%	N/A	1/2/22
Nasdaq-100 Index Fund	0.49%	0.99%	1/2/22

At August 31, 2021, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $4,621,545. The Advisor may recapture a portion of the above amount no later than the dates as stated below. As of January 2, 2018, the S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund were no longer subject to contractual expense limitations.

Fund	Expires 8/31/22	Expires 8/31/23	Expires 8/31/24	Total
U.S. Government Securities Fund	$43,929	$40,952	$54,782	$139,663
The United States Treasury Trust Fund	104,345	126,233	89,114	319,692
Nasdaq-100 Index Fund	1,448,548	1,405,450	1,308,192	4,162,190
Total	$1,596,822	$1,572,625	$1,452,088	$4,621,545

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees’ review and approval prior to the time the reimbursement is initiated. In additon to the unreimbursed amount expiring 8/31/2024, The United States Treasury Trust Fund had an additional voluntary waiver amount of $176,357 not subject to recoupment.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. This administration fee is adjusted annually for inflation using the Consumer Price Index (rounded to the nearest $10 million) with a base year of 2004. Administration fees are disclosed on the Statements of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Stephen Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Advisor. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay RFS Partners, an affiliate of the Advisor, the Funds’ distributor (the “Distributor”) a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund of the Shelton Funds pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the period ended August 31, 2021, the following were paid by the Class K Shares of each Fund of the Trust:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$4,098	$4,098
S&P 500 Index Fund	8,580	8,580
S&P MidCap Index Fund	3,164	3,164
S&P SmallCap Index Fund	7,773	7,773
Shelton Equity Income Fund	3,482	3,482
Nasdaq-100 Index fund	84,263	84,263

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the period are included in the Statements of Operations.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2021

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended August 31, 2021 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
Green California Tax-Free Income Fund	$3,900,000	$4,807,150	$3,900,000	$4,807,150
U.S. Government Securities Fund	3,229,954	3,129,949	—	—
S&P 500 Index Fund	19,673,752	27,096,986	14,074,338	21,597,278
S&P MidCap Index Fund	22,445,902	28,411,718	21,146,152	26,212,083
S&P SmallCap Index Fund	8,490,852	14,199,323	8,390,873	14,199,323
Equity Income Fund	234,657,056	186,592,700	167,265,308	121,799,849
Nasdaq-100 Index Fund	218,134,200	71,093,714	123,547,875	71,093,714
Green Alpha Fund	186,607,719	26,115,673	186,607,719	26,115,673

Note 4 - OPTIONS WRITTEN

Written Options Contracts – Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

At August 31, 2021, the Shelton Equity Income Fund had written option contracts outstanding:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (written option contracts)	Written options, at value	$376,237

The effect of derivative instruments on the Funds’ Statement of Operations for the period ended August 31, 2021, was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/ (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	$3,533,808	$862,250

Volume of derivative instruments held by the Funds during the period ended August 31, 2021, was as follows:

Derivative Type	Unit of Measurement	Average
Written Option Contracts	Contracts	$(599,740)

Note 5 - TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2021, there are no permanent differences resulting from different book and tax accounting.

Tax Basis of Distributable Earnings: The tax character of distributable earnings at August 31, 2021 was as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistrbuted Long term Capital Gains	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
Green California Tax-Free Income Fund	$50,614	$—	$—	$4,323,104	$(266,001)	$4,107,717
U.S. Government Securities Fund	—	23,445	—	826,744	(98,760)	751,429
The United States Treasury Trust	—	—	—	—	(1,680)	(1,680)
S&P 500 Index Fund	—	569,935	10,734,020	176,038,690	6,267	187,348,912
S&P MidCap Index Fund	—	2,711,036	6,661,818	54,370,731	20	63,743,605
S&P SmallCap Index Fund	—	711,965	4,475,340	26,203,443	(8,182)	31,382,566
Equity Income Fund	—	4,936,702	5,576,546	33,981,924	(257)	44,494,915
Nasdaq-100 Index Fund	—	2,136,047	28,065,092	793,298,981	(376)	823,499,744
Green Alpha Fund	—	1,221,910	11,087,608	104,096,074	(8)	116,405,584

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2021

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes, wash sales, straddle deferrals, and certain other investments.

Capital Losses: Capital loss carry forwards, as of August 31, 2021, available to offset future capital gains, if any, are as follows:

	U.S. Government Securities Fund	Green California Tax-Free Income Fund	United States Treasury Trust Fund
Long Term with No Expiration	$(50,600)	$(163,784)	$(1,680)
Short Term with No Expiration	(30,120)	(717)	—
Total	$(80,720)	$(164,501)	$(1,680)

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during the years ended August 31, 2021 and 2020 were as follows:

Fund	Year	Ordinary Income	Long-Term Capital Gains(a)	Exempt- Interest Dividends	Total Distributions
Green California Tax-Free Income Fund	2020	$—	$86,780	$1,137,898	$1,224,678
	2021	—	—	1,113,278	1,113,278
U.S. Government Securities Fund	2020	270,782	—	—	270,782
	2021	221,988	—	—	221,988
The United States Treasury Trust	2020	261,524	—	—	261,524
	2021	—	—	—
S&P 500 Index Fund	2020	2,808,286	14,466,128	—	17,274,414
	2021	3,842,509	12,667,378	—	16,509,887
S&P MidCap Index Fund	2020	1,093,967	7,058,757	—	8,152,724
	2021	1,575,207	7,730,800	—	9,306,007
S&P SmallCap Index Fund	2020	377,203	4,464,022	—	4,841,225
	2021	728,736	1,770,410	—	2,499,146
Shelton Equity Income Fund	2020	11,953,734	9,784,795	—	21,738,529
	2021	17,038,360	20,962,099	—	38,000,459
Nasdaq-100 Index Fund	2020	5,487,003	41,231,826	—	46,718,829
	2021	8,707,486	3,588,234	—	12,295,720
Green Alpha Fund	2020	—	51,691	—	51,691
	2021	—	1,627,679	—	1,627,679

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the period ended August 31, 2021.

Note 6 – SECURITIES LENDING

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated January 19, 2020 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the Mount Vernon Liquid Assets Portfolio, LLC, (“Mount Vernon”). Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00.The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement.

Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit.

As of August 31, 2021, the value of the securities on loan and payable for collateral were as follows:

Fund	Value of Securities on Loan	Fund Collateral Received*
S&P 500 Index Fund	$31,839	$31,464	^
S&P MidCap Index Fund	608,968	630,195
S&P SmallCap Index Fund	1,032,066	1,054,558
Nasdaq-100 Index Fund	2,140,653	2,219,178

*	The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, with an overnight and continuous maturity as shown on the Portfolios of Investments.
^	Due to market movements as of August 31, 2021, the collateral received was less than the required 100%. Additional collateral was pledged to the Fund to meet the requirement on September 1, 2021.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2021

Note 7 – SUBSEQUENT EVENTS

In preparing the financial statements as of August 31, 2021, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements and has determined that there were no subsequent events requiring recognition or disclosure.

Fund Holdings (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.The information filed in the form N-PORT also may be obtained by calling (800) 955-9988.

About this Report

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds’ website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Proxy Voting Policies, Procedures and Voting Records (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds use to determine how to vote proxies relating to portfolio securities, along with the Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended August 31, 2021 is available upon request, at no charge, at the phone number above, or on the SEC’s website at www.sec.gov.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Shelton Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Green California-Tax Free Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund, and Shelton Green Alpha Fund (the “Funds”), comprising Shelton Funds, as of August 31, 2021, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2021, and the results of their operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the years ended August 31, 2020, and prior, were audited by other auditors whose report dated October 30, 2020, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.

Cleveland, Ohio
October 29, 2021

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chairman of the Board, Trustee, President	Since August 1999, Since August 1999, Since August 1999
Kevin T. Kogler	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Trustee	Since May 2006
Marco L. Quazzo	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1962	Trustee	Since August 2014
Stephen H. Sutro	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1969	Trustee	Since May 2006
William P. Mock	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Treasurer	Since February 2010
Gregory T. Pusch	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chief Compliance Officer, Secretary	Since March 2017

Each Trustee oversees the Trust’s nine Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present.
Gregory T. Pusch	Principal Occupations Past five years: Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance / CCO, HarbourVest Partners 2012-2015.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*

Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

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P.O. Box 87

Denver, CO 80201-0087

(b) Not Applicable.

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 955-9988.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) The audit committee has determined that no single independent trustee meets the criteria of "audit committee financial expert", but the collective skills of the committee are sufficient.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $122,000 for the fiscal year ended August 31, 2021 and $121,600 for the fiscal year ended August 31, 2020.

(b)	Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c)	Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $27,000 for the fiscal year ended August 31, 2021 and $25,700 for the fiscal year ended August 31, 2020.

(d)	All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1)	The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit-related services;

(ii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors;

(iii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant 's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant 's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(e)(2)	All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)	Not applicable.

(g)	The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $0 for the fiscal year ended August 31, 2021 and $0 for the fiscal year ended August 31, 2020.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half- year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting

ITEM 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Code of Ethics is filed as Exhibit 13(a)(1) to this Form N-CSR.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended (“SOX”), are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(3)	Not applicable

(a)(4)	Change in Independent Registered Public Accounting Firm is filed as Exhibit 13(a)(4) to this Form N-CSR.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act, Section 906 of SOX, Rule 13a-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: October 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: October 29, 2021

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: October 29, 2021